UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Advisor New Insights Fund - Class A, Class T, Class B and Class C

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	39	Notes to the financial statements.
Report of Independent	47
Registered Public
Accounting Firm
Trustees and Officers	48
Distributions	58
Proxy Voting Results	59
Board Approval of	60
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemp tion of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
Class A (incl. 5.75% sales charge)	12.17%	20.68%
Class T (incl. 3.50% sales charge)	14.54%	21.60%
Class B (incl. contingent deferred
sales charge)B	13.05%	21.73%
Class C (incl. contingent deferred
sales charge)C	17.11%	22.74%

A From July 31, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.
C Class C shares’ contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

5 Annual Report

Performance continued

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund Class T on July 31, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

Annual Report     6

Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. equity benchmarks generally had positive results for the 12 months ending Decem ber 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspec tive, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, the fund’s Class A Class T, Class B and Class C shares returned 19.01%, 18.70%, 18.05% and 18.11%, respectively (excluding sales charges). These returns were comfortably ahead of both the S&P 500® index and the LipperSM Growth Funds Average, which returned 6.53% . A continued emphasis on fast growing companies in expanding areas of the global economy, such as the Internet, wireless communications, health care and the emerging markets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google; biotechnology leader Genentech; semiconductor provider Marvell Technology; Latin American telecommunication services operator America Movil; and Apple Computer. Detracting from the fund’s returns were such stocks as Research In Motion, the Canadian maker of the BlackBerry handheld messaging device; eBay, the online auction company, which hurt performance because of untimely trading; and an underweighting in the red hot utilities sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Class A
Actual	$1,000.00	$1,141.20	$6.31
HypotheticalA	$1,000.00	$1,019.31	$5.96
Class T
Actual	$1,000.00	$1,139.60	$7.39
HypotheticalA	$1,000.00	$1,018.30	$6.97
Class B
Actual	$1,000.00	$1,136.20	$10.66
HypotheticalA	$1,000.00	$1,015.22	$10.06
Class C
Actual	$1,000.00	$1,136.80	$10.18
HypotheticalA	$1,000.00	$1,015.68	$9.60
Institutional Class
Actual	$1,000.00	$1,143.10	$4.54
HypotheticalA	$1,000.00	$1,020.97	$4.28

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.17%
Class T	1.37%
Class B	1.98%
Class C	1.89%
Institutional Class	84%

9 Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	3.0
Yahoo!, Inc.	3.5	1.6
Marvell Technology Group Ltd.	2.8	2.3
Apple Computer, Inc.	2.7	1.0
Aetna, Inc.	2.3	1.6
Genentech, Inc.	2.3	3.3
UnitedHealth Group, Inc.	2.2	1.1
Hewlett Packard Co.	2.0	1.0
Samsung Electronics Co. Ltd.	1.9	0.8
Berkshire Hathaway, Inc. Class A	1.8	1.5
	25.8
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	25.4	16.6
Financials	15.7	11.7
Health Care	14.5	15.1
Energy	9.0	13.6
Materials	6.9	6.3

Annual Report 10

Investments December 31, 2005

Showing Percentage of Net Assets

Common Stocks 89.9%

	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 5.2%
Auto Components 0.1%
Johnson Controls, Inc.	4,400	$321
Midas, Inc. (a)	100,000	1,836
		2,157
Automobiles – 0.5%
Honda Motor Co. Ltd.	9,100	527
Toyota Motor Corp.	419,400	21,939
		22,466
Distributors – 0.0%
Li & Fung Ltd.	772,000	1,489
Diversified Consumer Services – 0.1%
Education Management Corp. (a)	51,300	1,719
Laureate Education, Inc. (a)	34,700	1,822
		3,541
Hotels, Restaurants & Leisure 1.5%
Ambassadors Group, Inc.	26,038	596
Aristocrat Leisure Ltd.	557,300	5,037
Cosi, Inc. (a)	30,500	253
Domino’s Pizza, Inc.	64,100	1,551
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	28,000	1,393
Hilton Group PLC	43,870	275
Kerzner International Ltd. (a)	14,000	963
Las Vegas Sands Corp.	126,900	5,009
Life Time Fitness, Inc. (a)	31,300	1,192
Panera Bread Co. Class A (a)	183,464	12,050
Ruth’s Chris Steak House, Inc.	15,400	279
Shuffle Master, Inc. (a)(d)	25,600	644
Starbucks Corp. (a)	320,500	9,618
Station Casinos, Inc.	306,100	20,754
Texas Roadhouse, Inc. Class A (a)	75,000	1,166
Wynn Resorts Ltd. (a)(d)	75,800	4,158
		64,938
Household Durables – 0.3%
Fourlis Holdings SA	500,000	6,783
Garmin Ltd. (d)	25,300	1,679
Matsushita Electric Industrial Co. Ltd.	137,000	2,655
Technical Olympic USA, Inc.	9,800	207
		11,324

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(d)	53,700	$2,165
Coldwater Creek, Inc. (a)	55,500	1,694
Expedia, Inc. (a)	186,850	4,477
NutriSystem, Inc. (a)	22,700	818
VistaPrint Ltd.	58,600	1,333
		10,487
Media – 0.7%
Getty Images, Inc. (a)	37,700	3,365
Harte-Hanks, Inc.	42,900	1,132
Interactive Data Corp.	19,500	443
McGraw Hill Companies, Inc.	63,300	3,268
Pearson PLC	95,900	1,135
Pixar (a)	106,900	5,636
Reuters Group PLC	258,800	1,918
Sirius Satellite Radio, Inc. (a)(d)	1,492,300	9,998
The Weinstein Co. Holdings, LLC Class A 1 (h)	2,267	2,267
		29,162
Multiline Retail – 0.2%
Marks & Spencer Group PLC	639,000	5,555
Target Corp.	87,000	4,782
		10,337
Specialty Retail – 1.3%
Abercrombie & Fitch Co. Class A	34,700	2,262
Bakers Footwear Group, Inc. (a)(e)	463,600	7,130
Best Buy Co., Inc.	32,150	1,398
Chico’s FAS, Inc. (a)	52,500	2,306
Circuit City Stores, Inc.	218,600	4,938
Hennes & Mauritz AB (H&M) (B Shares)	12,950	440
Office Depot, Inc. (a)	285,200	8,955
Staples, Inc.	305,300	6,933
The Children’s Place Retail Stores, Inc. (a)	7,800	385
TJX Companies, Inc.	236,500	5,494
Too, Inc. (a)	11,200	316
Urban Outfitters, Inc. (a)	416,000	10,529
Volcom, Inc.	28,200	959
Wet Seal, Inc. Class A (a)(d)	497,300	2,208
Zumiez, Inc.	12,700	549
		54,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	297,000	$3,154
Burberry Group PLC	91,700	678
Coach, Inc. (a)	101,300	3,377
Deckers Outdoor Corp. (a)	15,000	414
Geox Spa	35,400	389
Polo Ralph Lauren Corp. Class A	47,500	2,667
Puma AG	1,500	438
		11,117

TOTAL CONSUMER DISCRETIONARY		221,820

CONSUMER STAPLES 4.8%
Beverages – 2.0%
Diageo PLC sponsored ADR	160,000	9,328
Hansen Natural Corp. (a)	363,900	28,679
Jones Soda Co. (a)	310,890	1,679
PepsiCo, Inc.	606,900	35,856
The Coca-Cola Co.	163,000	6,571
		82,113
Food & Staples Retailing – 0.7%
Tesco PLC	52,985	302
Wal-Mart de Mexico SA de CV Series V	393,739	2,185
Walgreen Co.	303,600	13,437
Whole Foods Market, Inc.	180,770	13,990
		29,914
Food Products 0.7%
Goodman Fielder Ltd.	750,000	1,150
Groupe Danone	22,700	2,372
Hershey Co.	75,300	4,160
Kellogg Co.	20,800	899
Lindt & Spruengli AG	93	1,554
Nestle SA (Reg.)	22,935	6,860
Sara Lee Corp.	112,100	2,119
TreeHouse Foods, Inc. (a)	151,500	2,836
Wm. Wrigley Jr. Co.	115,100	7,653
		29,603
Household Products – 1.4%
Procter & Gamble Co.	1,034,867	59,898

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products 0.0%
Herbalife Ltd.	28,200	$917

TOTAL CONSUMER STAPLES		202,445

ENERGY 9.0%
Energy Equipment & Services – 1.4%
ENSCO International, Inc.	79,900	3,544
Halliburton Co.	128,400	7,956
Hydril Co. (a)	5,100	319
Noble Corp.	20,000	1,411
Schlumberger Ltd. (NY Shares)	439,900	42,736
Smith International, Inc.	82,844	3,074
		59,040
Oil, Gas & Consumable Fuels – 7.6%
BG Group PLC sponsored ADR	157,200	7,808
Bill Barrett Corp.	66,100	2,552
Blackrock Ventures, Inc. (a)	433,600	4,289
BP PLC sponsored ADR	49,500	3,179
Burlington Resources, Inc.	96,500	8,318
Canadian Natural Resources Ltd.	84,700	4,199
Canadian Oil Sands Trust unit	31,600	3,425
CNX Gas Corp. (a)(f)	17,900	376
CONSOL Energy, Inc.	106,700	6,955
Devon Energy Corp.	164,400	10,282
EnCana Corp.	1,700,900	76,899
Encore Acquisition Co. (a)	30,138	966
EOG Resources, Inc.	346,400	25,415
Exxon Mobil Corp.	477,400	26,816
Highpine Oil & Gas Ltd.	36,300	646
Murphy Oil Corp.	374,500	20,219
Peabody Energy Corp.	3,000	247
PetroChina Co. Ltd. sponsored ADR	123,700	10,138
Petroleo Brasileiro SA Petrobras sponsored ADR	54,000	3,849
Plains Exploration & Production Co. (a)	48,500	1,927
Quicksilver Resources, Inc. (a)	102,350	4,300
Range Resources Corp.	117,150	3,086
Sasol Ltd. sponsored ADR	94,200	3,357
Talisman Energy, Inc.	88,300	4,679
Total SA sponsored ADR	24,400	3,084
Ultra Petroleum Corp. (a)	223,100	12,449

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Valero Energy Corp.	1,369,634	$70,673
XTO Energy, Inc.	96,400	4,236
		324,369

TOTAL ENERGY		383,409

FINANCIALS – 15.7%
Capital Markets 1.3%
Charles Schwab Corp.	591,800	8,682
E*TRADE Financial Corp. (a)	79,300	1,654
Goldman Sachs Group, Inc.	141,600	18,084
Lazard Ltd. Class A	26,400	842
Legg Mason, Inc.	28,000	3,351
Lehman Brothers Holdings, Inc.	168,700	21,622
Nuveen Investments, Inc. Class A	8,600	367
		54,602
Commercial Banks – 3.8%
Allied Irish Banks PLC	348,800	7,492
Anglo Irish Bank Corp. PLC	984,800	14,946
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	111,000	2,666
Bank of America Corp.	783,900	36,177
Bank of the Ozarks, Inc.	39,100	1,443
Center Financial Corp., California	50,000	1,258
HDFC Bank Ltd.	85,593	1,348
HDFC Bank Ltd. sponsored ADR	35,900	1,827
HSBC Holdings PLC sponsored ADR	4,200	338
M&T Bank Corp.	131,900	14,384
Mitsubishi UFJ Financial Group, Inc.	45	616
PrivateBancorp, Inc.	101,000	3,593
Royal Bank of Scotland Group PLC	270,700	8,179
Shinhan Financial Group Co. Ltd.	48,530	1,977
Uniao de Bancos Brasileiros SA (Unibanco) GDR	188,700	11,996
Wells Fargo & Co.	857,000	53,845
		162,085
Consumer Finance – 1.6%
American Express Co.	842,900	43,376
SLM Corp.	476,600	26,256
		69,632

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Diversified Financial Services – 1.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	6,300	$2,315
JPMorgan Chase & Co.	701,600	27,847
Moody’s Corp.	333,400	20,477
		50,639
Insurance – 6.5%
ACE Ltd.	102,000	5,451
Admiral Group PLC	535,600	4,195
AFLAC, Inc.	118,800	5,515
Allstate Corp.	385,400	20,839
American Equity Investment Life Holding Co.	50,000	653
American International Group, Inc.	226,100	15,427
Assurant, Inc.	101,100	4,397
Assured Guaranty Ltd.	56,500	1,435
Axis Capital Holdings Ltd.	187,500	5,865
Berkshire Hathaway, Inc. Class A (a)	874	77,454
Everest Re Group Ltd.	220,700	22,147
Fidelity National Financial, Inc.	12,900	475
Genworth Financial, Inc. Class A (non-vtg.)	58,600	2,026
HCC Insurance Holdings, Inc.	31,800	944
Loews Corp.	86,600	8,214
Markel Corp. (a)	1,300	412
Mercury General Corp.	17,600	1,025
MetLife, Inc.	497,900	24,397
MetLife, Inc. unit	80,000	2,204
Millea Holdings, Inc.	36	620
PartnerRe Ltd.	4,700	309
ProAssurance Corp. (a)	5,000	243
Progressive Corp.	115,300	13,465
Prudential Financial, Inc.	180,200	13,189
RLI Corp.	38,700	1,930
StanCorp Financial Group, Inc.	44,800	2,238
The Chubb Corp.	138,600	13,534
The St. Paul Travelers Companies, Inc.	236,800	10,578
W.R. Berkley Corp.	190,674	9,080
White Mountains Insurance Group Ltd.	11,083	6,190
Willis Group Holdings Ltd.	50,000	1,847
		276,298
Real Estate 0.5%
CB Richard Ellis Group, Inc. Class A (a)	101,400	5,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Real Estate continued
CBL & Associates Properties, Inc.	33,400	$1,320
Equity Residential (SBI)	28,200	1,103
General Growth Properties, Inc.	24,200	1,137
Global Signal, Inc.	69,900	3,017
Mitsui Fudosan Co. Ltd.	112,000	2,275
Vornado Realty Trust	52,600	4,391
		19,210
Thrifts & Mortgage Finance – 0.8%
Golden West Financial Corp., Delaware	532,800	35,165
Hudson City Bancorp, Inc.	75,000	909
		36,074

TOTAL FINANCIALS		668,540

HEALTH CARE – 14.5%
Biotechnology – 3.8%
Actelion Ltd. (Reg.) (a)	191,934	15,878
Amgen, Inc. (a)	61,900	4,881
Amylin Pharmaceuticals, Inc. (a)	10,600	423
Anadys Pharmaceuticals, Inc. (a)	83,900	738
Arena Pharmaceuticals, Inc. (a)	113,400	1,613
Biogen Idec, Inc. (a)	6,100	277
BioMarin Pharmaceutical, Inc. (a)	15,600	168
Celgene Corp. (a)	97,500	6,318
Cephalon, Inc. (a)	7,100	460
Exelixis, Inc. (a)	47,700	449
Genentech, Inc. (a)	1,054,400	97,532
Genmab AS (a)	18,600	398
Genzyme Corp. (a)	75,200	5,323
Gilead Sciences, Inc. (a)	238,300	12,542
GTx, Inc. (a)	25,000	189
ICOS Corp. (a)	35,100	970
Idenix Pharmaceuticals, Inc. (a)	43,900	751
MannKind Corp. (a)(d)	209,106	2,354
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	154
Medarex, Inc. (a)	147,300	2,040
MedImmune, Inc. (a)	59,200	2,073
Myogen, Inc. (a)	20,900	630
Neurocrine Biosciences, Inc. (a)	6,700	420

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Protein Design Labs, Inc. (a)	6,500	$185
Seattle Genetics, Inc. (a)	25,800	122
Tanox, Inc. (a)	49,700	814
Techne Corp. (a)	27,100	1,522
Theravance, Inc. (a)	37,500	845
United Therapeutics Corp. (a)	6,100	422
ViaCell, Inc.	87,800	493
		160,984
Health Care Equipment & Supplies – 3.4%
Alcon, Inc.	64,900	8,411
Aspect Medical Systems, Inc. (a)	4,800	165
C.R. Bard, Inc.	35,400	2,334
China Medical Technologies, Inc. sponsored ADR (d)	78,500	2,500
Conceptus, Inc. (a)	76,200	962
DENTSPLY International, Inc.	35,700	1,917
DJ Orthopedics, Inc. (a)	111,400	3,072
Foxhollow Technologies, Inc. (a)	101,400	3,021
Gen-Probe, Inc. (a)	61,600	3,005
Hospira, Inc. (a)	53,800	2,302
Intuitive Surgical, Inc. (a)	168,900	19,807
IRIS International, Inc. (a)	545,400	11,922
Kyphon, Inc. (a)	138,300	5,647
LifeCell Corp. (a)	36,800	702
Medtronic, Inc.	261,106	15,032
Mentor Corp.	16,100	742
Millipore Corp. (a)	3,500	231
NeuroMetrix, Inc. (a)	28,700	783
NMT Medical, Inc. (a)	36,200	579
Nobel Biocare Holding AG (Switzerland)	18,935	4,165
NuVasive, Inc. (a)	67,300	1,218
ResMed, Inc. (a)	82,000	3,141
Respironics, Inc. (a)	13,100	486
Somanetics Corp. (a)	58,146	1,861
St. Jude Medical, Inc. (a)	748,100	37,555
Syneron Medical Ltd. (a)	63,700	2,022
Thermo Electron Corp. (a)	233,300	7,029
Varian Medical Systems, Inc. (a)	34,600	1,742
Viasys Healthcare, Inc. (a)	38,900	1,000
		143,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – 5.2%
Aetna, Inc.	1,039,000	$97,988
American Healthways, Inc. (a)	2,600	118
Caremark Rx, Inc. (a)	104,500	5,412
Cerner Corp. (a)	14,600	1,327
Chemed Corp. New	7,600	378
Health Net, Inc. (a)	123,000	6,341
Merge Technologies, Inc. (a)	108,400	2,714
Patterson Companies, Inc. (a)	70,300	2,348
UnitedHealth Group, Inc.	1,478,200	91,855
VCA Antech, Inc. (a)	15,200	429
WebMD Health Corp. Class A	5,200	151
WellPoint, Inc. (a)	135,200	10,788
		219,849
Pharmaceuticals – 2.1%
Allergan, Inc.	26,300	2,839
Atherogenics, Inc. (a)	100,000	2,001
Forest Laboratories, Inc. (a)	9,800	399
IVAX Corp. (a)	97,900	3,067
Kos Pharmaceuticals, Inc. (a)	44,100	2,281
New River Pharmaceuticals, Inc. (a)	4,700	244
Novartis AG sponsored ADR	173,000	9,079
Roche Holding AG (participation certificate)	376,553	56,540
Salix Pharmaceuticals Ltd. (a)	40,100	705
Sanofi-Aventis sponsored ADR	70,600	3,099
Schering-Plough Corp.	210,800	4,395
Teva Pharmaceutical Industries Ltd. sponsored ADR	160,600	6,907
		91,556

TOTAL HEALTH CARE		615,742

INDUSTRIALS – 5.2%
Aerospace & Defense – 0.1%
Precision Castparts Corp.	58,500	3,031
United Technologies Corp.	33,500	1,873
		4,904
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	464,072	17,185

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Air Freight & Logistics – continued
United Parcel Service, Inc. Class B	47,500	$3,570
UTI Worldwide, Inc.	13,600	1,263
		22,018
Airlines – 0.3%
Gol Linhas Aereas Inteligentes SA sponsored ADR	73,000	2,059
JetBlue Airways Corp. (a)	25,200	388
Republic Airways Holdings, Inc. (a)	152,400	2,316
Ryanair Holdings PLC sponsored ADR (a)	113,200	6,338
Southwest Airlines Co.	22,100	363
US Airways Group, Inc. (a)	80,400	2,986
		14,450
Commercial Services & Supplies – 0.4%
Advisory Board Co. (a)	8,500	405
Corporate Executive Board Co.	40,100	3,597
Equifax, Inc.	27,800	1,057
Monster Worldwide, Inc. (a)	44,700	1,825
PHH Corp. (a)	14,970	419
Resources Connection, Inc. (a)	111,900	2,916
Robert Half International, Inc.	123,500	4,679
		14,898
Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc. (a)	95,900	6,509
URS Corp. (a)	42,000	1,580
		8,089
Electrical Equipment – 0.7%
Cooper Industries Ltd. Class A	154,500	11,279
Energy Conversion Devices, Inc. (a)(d)	103,600	4,222
Evergreen Solar, Inc. (a)	456,800	4,865
Motech Industries, Inc.	316,935	4,364
NEOMAX Co. Ltd.	35,000	1,152
SolarWorld AG	29,800	3,986
Ultralife Batteries, Inc. (a)	53,100	637
		30,505
Industrial Conglomerates – 0.1%
Hutchison Whampoa Ltd.	257,000	2,448
Raven Industries, Inc.	1,842	53
		2,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 2.2%
A.S.V., Inc. (a)	53,000	$1,324
Bucyrus International, Inc. Class A	24,918	1,313
Caterpillar, Inc.	425,600	24,587
Cummins, Inc.	62,300	5,590
Danaher Corp.	549,800	30,668
FreightCar America, Inc.	174,700	8,400
IDEX Corp.	58,100	2,388
Joy Global, Inc.	222,275	8,891
PACCAR, Inc.	159,350	11,032
		94,193
Marine – 0.0%
American Commercial Lines, Inc.	12,500	379
Road & Rail 0.3%
Canadian National Railway Co.	102,800	8,236
Knight Transportation, Inc.	39,930	828
Landstar System, Inc.	88,100	3,677
		12,741
Trading Companies & Distributors – 0.4%
Fastenal Co.	170,000	6,662
Mitsui & Co. Ltd.	801,000	10,292
		16,954

TOTAL INDUSTRIALS		221,632

INFORMATION TECHNOLOGY – 25.4%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)	172,500	4,587
Corning, Inc. (a)	335,400	6,594
CSR PLC (a)	202,600	3,265
ECI Telecom Ltd. (a)	215,800	1,616
F5 Networks, Inc. (a)	34,700	1,984
Foxconn International Holdings Ltd.	478,000	780
Ixia (a)	513,500	7,590
JDS Uniphase Corp. (a)	147,000	347
Motorola, Inc.	880,600	19,893
Nice Systems Ltd. sponsored ADR (a)	12,000	578
Nokia Corp. sponsored ADR	138,200	2,529
Nortel Networks Corp. (a)	1,031,300	3,156

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
QUALCOMM, Inc.	334,200	$14,397
Sycamore Networks, Inc. (a)	87,200	377
		67,693
Computers & Peripherals – 5.2%
Apple Computer, Inc. (a)	1,588,400	114,190
EMC Corp. (a)	218,600	2,977
Hewlett-Packard Co.	3,016,100	86,351
Logitech International SA sponsored ADR (a)	77,800	3,639
Network Appliance, Inc. (a)	416,400	11,243
Seagate Technology	61,800	1,235
		219,635
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	89,800	2,989
Amphenol Corp. Class A	40,400	1,788
Cogent, Inc. (a)	7,100	161
FLIR Systems, Inc. (a)	1,982	44
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,442,104	7,908
Hoya Corp.	10,800	388
LoJack Corp. (a)	300,000	7,239
Mettler-Toledo International, Inc. (a)	54,900	3,030
National Instruments Corp.	110,800	3,551
Nidec Corp.	3,900	332
		27,430
Internet Software & Services – 8.4%
Akamai Technologies, Inc. (a)	553,100	11,023
Equinix, Inc. (a)	10,377	423
Google, Inc. Class A (sub. vtg.) (a)	445,700	184,892
iVillage, Inc. (a)	328,200	2,632
Websense, Inc. (a)	21,343	1,401
WebSideStory, Inc. (a)	417,300	7,566
Yahoo!, Inc. (a)	3,814,000	149,433
		357,370
IT Services – 2.1%
Accenture Ltd. Class A	161,600	4,665
CheckFree Corp. (a)	82,500	3,787
Cognizant Technology Solutions Corp. Class A (a)	157,700	7,940
First Data Corp.	71,000	3,054
Fiserv, Inc. (a)	68,700	2,973
Global Payments, Inc.	244,300	11,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Heartland Payment Systems, Inc.	3,200	$69
Infosys Technologies Ltd. sponsored ADR	220,900	17,862
MoneyGram International, Inc.	29,200	762
MPS Group, Inc. (a)	28,600	391
Paychex, Inc.	106,300	4,052
SRA International, Inc. Class A (a)	201,561	6,156
TALX Corp.	275,000	12,570
VeriFone Holdings, Inc.	459,100	11,615
Wright Express Corp.	17,000	374
		87,657
Semiconductors & Semiconductor Equipment – 5.9%
Advanced Analogic Technologies, Inc.	37,200	515
ATI Technologies, Inc. (a)	47,300	806
Broadcom Corp. Class A (a)	168,600	7,949
FormFactor, Inc. (a)	137,000	3,347
Freescale Semiconductor, Inc. Class A (a)	12,100	305
Hittite Microwave Corp.	3,600	83
Lam Research Corp. (a)	62,500	2,230
Marvell Technology Group Ltd. (a)	2,147,600	120,459
MathStar, Inc.	10,000	57
MediaTek, Inc.	66,000	778
Monolithic Power Systems, Inc. (a)	106,400	1,595
National Semiconductor Corp.	535,100	13,902
NVIDIA Corp. (a)	217,400	7,948
O2Micro International Ltd. sponsored ADR (a)	3,000	31
Powertech Technology, Inc.	373,000	1,227
Q Cells AG	4,900	286
Samsung Electronics Co. Ltd.	124,325	81,320
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	67,700	470
SiRF Technology Holdings, Inc. (a)	252,900	7,536
		250,844
Software 1.6%
Activision, Inc. (a)	69,321	952
Adobe Systems, Inc.	232,706	8,601
Altiris, Inc. (a)	61,900	1,045
Autodesk, Inc. (a)	183,200	7,868
Blackboard, Inc. (a)	32,600	945
Citrix Systems, Inc. (a)	43,200	1,243
FileNET Corp. (a)	112,895	2,918

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Intuit, Inc. (a)	142,977	$7,621
JAMDAT Mobile, Inc. (a)	16,400	436
JDA Software Group, Inc. (a)	400,000	6,804
McAfee, Inc. (a)	227,300	6,167
NAVTEQ Corp. (a)	136,530	5,990
NDS Group PLC sponsored ADR (a)	21,200	872
Quality Systems, Inc.	23,758	1,824
Red Hat, Inc. (a)	123,174	3,355
Salesforce.com, Inc. (a)	214,900	6,888
SAP AG sponsored ADR	100,900	4,548
THQ, Inc. (a)	6,150	147
		68,224

TOTAL INFORMATION TECHNOLOGY		1,078,853

MATERIALS 6.9%
Chemicals – 0.7%
Agrium, Inc.	101,200	2,230
Bayer AG	192,000	8,018
Celanese Corp. Class A	81,100	1,551
Chemtura Corp.	11,128	141
Monsanto Co.	10,200	791
Nalco Holding Co. (a)	72,500	1,284
Praxair, Inc.	323,300	17,122
		31,137
Construction Materials 0.2%
Eagle Materials, Inc.	17,500	2,141
Rinker Group Ltd.	362,181	4,370
		6,511
Containers & Packaging – 0.1%
Crown Holdings, Inc. (a)	173,100	3,381
Owens Illinois, Inc. (a)	139,300	2,931
		6,312
Metals & Mining – 5.9%
Aber Diamond Corp.	1,800	67
Agnico-Eagle Mines Ltd.	137,300	2,719
Alamos Gold, Inc. (a)	1,010,000	5,708
Anglo American PLC ADR (d)	438,700	15,258
Aquarius Platinum Ltd. (Australia)	598,000	4,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Bema Gold Corp. (a)	1,356,200	$3,931
BHP Billiton Ltd. sponsored ADR	938,500	31,365
Companhia Vale do Rio Doce sponsored ADR	126,500	5,204
Compania de Minas Buenaventura SA sponsored ADR	65,000	1,840
Compass Minerals International, Inc.	49,900	1,225
Eldorado Gold Corp. (a)	608,400	2,978
Falconbridge Ltd.	116,600	3,460
First Quantum Minerals Ltd.	183,500	5,880
Freeport-McMoRan Copper & Gold, Inc. Class B	66,300	3,567
Gabriel Resources Ltd. (a)	498,900	1,219
Gerdau SA sponsored ADR	212,200	3,539
Glamis Gold Ltd. (a)	768,800	21,142
Goldcorp, Inc.	797,175	17,760
IPSCO, Inc.	134,800	11,214
Ivanhoe Mines Ltd. (a)	565,600	4,062
Lihir Gold Ltd. (a)	377,800	604
Meridian Gold, Inc. (a)	40,000	877
Minefinders Corp. Ltd. (a)	162,300	824
New Gold, Inc. (a)	324,100	2,175
Newmont Mining Corp.	879,100	46,944
Nucor Corp.	119,300	7,960
Phelps Dodge Corp.	29,700	4,273
POSCO sponsored ADR	111,500	5,520
Rio Tinto PLC (Reg.)	592,800	27,089
Shore Gold, Inc. (a)	15,100	100
Southern Copper Corp.	23,600	1,581
Teck Cominco Ltd. Class B (sub. vtg.)	84,500	4,510
United States Steel Corp.	8,400	404
		249,824

TOTAL MATERIALS		293,784

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	16,500	394
Telewest Global, Inc. (a)	151,415	3,607
Telkom SA Ltd.	17,500	373
		4,374

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 2.9%
America Movil SA de CV Series L sponsored ADR	2,186,600	$63,980
American Tower Corp. Class A (a)	331,427	8,982
China Mobile (Hong Kong) Ltd. sponsored ADR	136,700	3,286
Investcom LLC GDR	38,400	540
Leap Wireless International, Inc. (a)	10,800	409
Nextel Partners, Inc. Class A (a)	551,978	15,422
NII Holdings, Inc. (a)	608,947	26,599
Rogers Communications, Inc. Class B (non-vtg.)	43,700	1,849
Turkcell Iletisim Hizmet AS sponsored ADR	11,000	169
Vimpel Communications sponsored ADR (a)	58,400	2,583
		123,819

TOTAL TELECOMMUNICATION SERVICES		128,193

UTILITIES – 0.2%
Gas Utilities 0.2%
Questar Corp.	29,100	2,203
Southern Union Co.	204,075	4,822
		7,025
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (a)	150,400	2,381
Water Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) sponsored ADR	28,100	474

TOTAL UTILITIES		9,880

TOTAL COMMON STOCKS
(Cost $3,273,427)		3,824,298

Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
Porsche AG (non-vtg.)	1,178	846
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $871)		846

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

U.S. Treasury Obligations 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Notes:
4.25% 8/15/14	$2,600	$2,572
4.75% 5/15/14	2,700	2,766
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,376)		5,338
Floating Rate Loans 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Charter Communications Operating LLC Tranche B, term
loan 7.5% 4/7/11 (g)	818	820
TOTAL FLOATING RATE LOANS
(Cost $805)		820
Money Market Funds 11.0%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	431,339,011	431,339
Fidelity Securities Lending Cash Central Fund,
4.35% (b)(c)	35,274,425	35,274
TOTAL MONEY MARKET FUNDS
(Cost $466,613)		466,613
TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $3,747,092)		4,297,915

NET OTHER ASSETS – (1.0)%		(42,857)
NET ASSETS 100%		$4,255,058

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $376,000 or
0.0% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $2,421,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
MannKind Corp.
warrants 8/3/10	8/3/05	$1
The Weinstein Co.
Holdings, LLC
Class A 1	10/19/05	2,267

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(amounts in thousands)
Fidelity Cash Central Fund	$10,040
Fidelity Securities Lending Cash Central Fund	550
Total	$10,590

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(amounts in thousands)	period	Purchases	Proceeds	Income	period
Bakers Footwear
Group, Inc.	$1,061	$5,460	$—	$—	$7,130

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.4%
Canada	5.2%
Bermuda	4.2%
Switzerland	2.5%
United Kingdom	2.1%
Korea (South)	2.0%
Mexico	1.6%
Japan	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%) .	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $34,259) See accompanying schedule:
Unaffiliated issuers (cost $3,274,017)	$3,824,172
Affiliated Central Funds (cost $466,613)	466,613
Other affiliated issuers (cost $6,462)	7,130
Total Investments (cost $3,747,092)		$4,297,915
Receivable for investments sold		5,131
Receivable for fund shares sold		39,274
Dividends receivable		3,623
Interest receivable		1,835
Prepaid expenses		10
Other affiliated receivables		2
Other receivables		440
Total assets		4,348,230

Liabilities
Payable for investments purchased	$48,929
Payable for fund shares redeemed	3,928
Accrued management fee	1,933
Distribution fees payable	1,837
Other affiliated payables	811
Other payables and accrued expenses	460
Collateral on securities loaned, at value	35,274
Total liabilities		93,172

Net Assets		$4,255,058
Net Assets consist of:
Paid in capital		$3,696,619
Accumulated net investment loss		(34)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		7,661
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		550,812
Net Assets		$4,255,058

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($1,019,057 ÷ 61,217 shares)	$16.65
Maximum offering price per share (100/94.25 of $16.65)	$17.67
Class T:
Net Asset Value and redemption price per share
($1,392,718 ÷ 84,042 shares)	$16.57
Maximum offering price per share (100/96.50 of $16.57)	$17.17
Class B:
Net Asset Value and offering price per share ($339,225
÷ 20,748 shares)A	$16.35
Class C:
Net Asset Value and offering price per share
($1,006,236 ÷ 61,474 shares)A	$16.37
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($497,822 ÷ 29,674 shares)	$16.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Dividends		$16,413
Interest		867
Income from affiliated Central Funds		10,590
Total income		27,870

Expenses
Management fee	$12,559
Transfer agent fees	5,421
Distribution fees	12,231
Accounting and security lending fees	699
Independent trustees’ compensation	9
Custodian fees and expenses	288
Registration fees	848
Audit	56
Legal	14
Miscellaneous	13
Total expenses before reductions	32,138
Expense reductions	(970)	31,168

Net investment income (loss)		(3,298)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	15,492
Foreign currency transactions	(54)
Total net realized gain (loss)		15,438
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $11)	426,571
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation
(depreciation)		426,567
Net gain (loss)		442,005
Net increase (decrease) in net assets resulting from
operations		$438,707

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,298)	$(2,694)
Net realized gain (loss)	15,438	(4,061)
Change in net unrealized appreciation (depreciation) .	426,567	109,094
Net increase (decrease) in net assets resulting
from operations	438,707	102,339
Distributions to shareholders from net investment income .	—	(206)
Share transactions - net increase (decrease)	2,787,029	729,179
Total increase (decrease) in net assets	3,225,736	831,312

Net Assets
Beginning of period	1,029,322	198,010
End of period (including accumulated net investment
loss of $34 and accumulated net investment loss of
$560, respectively)	$4,255,058	$1,029,322

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class A

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	02	(.03)	(.04)
Net realized and unrealized gain (loss)	2.64	2.24	1.87
Total from investment operations	2.66	2.21	1.83
Distributions from net investment income	—	(.01)	(.03)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.04)
Net asset value, end of period	$ 16.65	$ 13.99	$ 11.79
Total ReturnB,C,D	19.01%	18.76%	18.23%
Ratios to Average Net AssetsG
Expenses before reductions	1.17%	1.22%	1.39%A
Expenses net of fee waivers, if any	1.17%	1.22%	1.39%A
Expenses net of all reductions	1.13%	1.17%	1.28%A
Net investment income (loss)	13%	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,019	$ 230	$ 37
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class T

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	2.62	2.25	1.86
Total from investment operations	2.61	2.19	1.81
Distributions from net investment income	—	(.01)	(.02)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.03)
Net asset value, end of period	$ 16.57	$ 13.96	$ 11.78
Total ReturnB,C,D	18.70%	18.60%	18.08%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.34%	1.39%	1.51%A
Net investment income (loss)	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,393	$ 325	$ 62
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class B

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	2.60	2.23	1.85
Total from investment operations	2.50	2.10	1.78
Distributions from net investment income	—	(.01)	(.01)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.02)
Net asset value, end of period	$ 16.35	$ 13.85	$ 11.76
Total ReturnB,C,D	18.05%	17.87%	17.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.94%	1.97%	2.08%A
Net investment income (loss)	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 109	$ 27
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Class C

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	2.60	2.23	1.85
Total from investment operations	2.51	2.11	1.78
Distributions from net investment income	—	(.01)	(.01)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.02)
Net asset value, end of period	$ 16.37	$ 13.86	$ 11.76
Total ReturnB,C,D	18.11%	17.95%	17.77%
Ratios to Average Net AssetsG
Expenses before reductions	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.85%	1.89%	2.03%A
Net investment income (loss)	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,006	$ 246	$ 49
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Institutional Class

Years ended December 31,	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	07	.01	(.02)
Net realized and unrealized gain (loss)	2.66	2.26	1.86
Total from investment operations	2.73	2.27	1.84
Distributions from net investment income	—	(.01)	(.04)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.05)
Net asset value, end of period	$ 16.78	$ 14.05	$ 11.79
Total ReturnB,C	19.43%	19.27%	18.31%
Ratios to Average Net AssetsF
Expenses before reductions	84%	.86%	1.07%A
Expenses net of fee waivers, if any	84%	.86%	1.07%A
Expenses net of all reductions	79%	.82%	.96%A
Net investment income (loss)	47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 498	$ 120	$ 23
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 31, 2003 (commencement of operations) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

40

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$602,538
Unrealized depreciation	(58,431)
Net unrealized appreciation (depreciation)	544,107
Undistributed long term capital gain	14,331

Cost for federal income tax purposes	$3,753,808

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$—	$206

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies continued
Repurchase Agreements continued

custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,684,822 and $1,250,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each

Annual Report 42

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$1,234	$—
Class T	25%	.25%	3,731	287
Class B	75%	.25%	2,003	1,502
Class C	75%	.25%	5,263	3,033

			$12,231	$4,822

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$2,016
Class T	505
Class B*	248
Class C*	95
$2,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

43 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees continued
		% of
		Average
	Amount	Net Assets
Class A	$1,324.27
Class T	1,704.23
Class B	671.33
Class C	1,287.24
Institutional Class	435.19

	$5,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

Annual Report

44

6. Security Lending continued

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $550.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $958 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$5

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

45 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,		2005			2004
From net investment income
Class A			$—		$38
Class T			—		64
Class B			—		28
Class C			—		52
Institutional Class			—		24
Total			$—		$206

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended December 31,	2005	2004		2005	2004
Class A
Shares sold	48,615	14,442		$747,881	$186,266
Reinvestment of distributions		3			32
Shares redeemed	(3,868)	(1,138)		(58,730)	(14,313)
Net increase (decrease)	44,747	13,307		$689,151	$171,985
Class T
Shares sold	65,661	19,345		$990,175	$246,887
Reinvestment of distributions		5			59
Shares redeemed	(4,899)	(1,331)		(73,812)	(16,882)
Net increase (decrease)	60,762	18,019		$916,363	$230,064
Class B
Shares sold	14,492	5,963		$215,896	$75,522
Reinvestment of distributions		2			19
Shares redeemed	(1,584)	(415)		(23,549)	(5,241)
Net increase (decrease)	12,908	5,550		$192,347	$70,300
Class C
Shares sold	46,847	14,235		$703,988	$180,974
Reinvestment of distributions		3			35
Shares redeemed	(3,110)	(640)		(46,058)	(8,022)
Net increase (decrease)	43,737	13,598		$657,930	$172,987
Institutional Class
Shares sold	22,374	6,867		$349,673	$87,943
Reinvestment of distributions		1			11
Shares redeemed	(1,206)	(322)		(18,435)	(4,111)
Net increase (decrease)	21,168	6,546		$331,238	$83,843

Annual Report

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity Advisor New Insights Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reason able basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

47 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1963

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor New Insights. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

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52

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William Danoff (45)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Advisor New Insights. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Advisor New Insights. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

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54

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor New Insights. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice Pres ident of Fund Reporting in FPCMS (1999 2005).

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56

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

57 Annual Report

Distributions

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/06/06	02/03/06	$—	$.05
Class T	02/06/06	02/03/06	$—	$.05
Class B	02/06/06	02/03/06	$—	$.05
Class C	02/06/06	02/03/06	$—	$.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $14,331,478, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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58

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.*
	# of	% of
	Votes	Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker
Non Votes .	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000

PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000

Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000

George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000

Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000

Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000

Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000

William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000

Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000

Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000

William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000

Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000

* Denotes trust-wide proposals and voting results.

59 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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60

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

61 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

62

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one year period. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any compre hensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

63 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

Annual Report 64

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institu tional Class ranked below its competitive median for 2004, and the total expenses of Class T ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the

Annual Report

66

group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

67 Annual Report

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68

69 Annual Report

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70

71 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

ANIF UANN-0206 1.796408.102

Fidelity® Advisor New Insights Fund - Institutional Class

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	29	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	38	Notes to the financial statements.
Report of Independent	46
Registered Public
Accounting Firm
Trustees and Officers	47
Distributions	57
Proxy Voting Results	58
Board Approval of	59
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Life of
	year	fundA
Institutional Class	19.43%	24.10%
A From July 31, 2003.

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund — Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. equity benchmarks generally had positive results for the 12 months ending Decem ber 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspec tive, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, the fund’s Institutional Class shares gained 19.43%, well ahead of both the S&P 500® index and the LipperSM Growth Funds Average, which returned 6.53% . A continued emphasis on fast growing companies in expanding areas of the global economy, such as the Internet, wireless communications, health care and the emerging markets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google; biotechnology leader Genen tech; semiconductor provider Marvell Technology; Latin American telecommunication services operator America Movil; and Apple Computer. Detracting from the fund’s returns were such stocks as Research In Motion, the Canadian maker of the BlackBerry handheld messaging device; eBay, the online auction company, which hurt performance because of untimely trading; and an underweighting in the red hot utilities sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7 Annual Report

Shareholder Expense Example continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Class A
Actual	$1,000.00	$1,141.20	$6.31
HypotheticalA	$1,000.00	$1,019.31	$5.96
Class T
Actual	$1,000.00	$1,139.60	$7.39
HypotheticalA	$1,000.00	$1,018.30	$6.97
Class B
Actual	$1,000.00	$1,136.20	$10.66
HypotheticalA	$1,000.00	$1,015.22	$10.06
Class C
Actual	$1,000.00	$1,136.80	$10.18
HypotheticalA	$1,000.00	$1,015.68	$9.60
Institutional Class
Actual	$1,000.00	$1,143.10	$4.54
HypotheticalA	$1,000.00	$1,020.97	$4.28

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.17%
Class T	1.37%
Class B	1.98%
Class C	1.89%
Institutional Class	84%

Annual Report

8

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	3.0
Yahoo!, Inc.	3.5	1.6
Marvell Technology Group Ltd.	2.8	2.3
Apple Computer, Inc.	2.7	1.0
Aetna, Inc.	2.3	1.6
Genentech, Inc.	2.3	3.3
UnitedHealth Group, Inc.	2.2	1.1
Hewlett Packard Co.	2.0	1.0
Samsung Electronics Co. Ltd.	1.9	0.8
Berkshire Hathaway, Inc. Class A	1.8	1.5
	25.8
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	25.4	16.6
Financials	15.7	11.7
Health Care	14.5	15.1
Energy	9.0	13.6
Materials	6.9	6.3

9 Annual Report

Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 89.9%
		Shares	Value (Note 1)
			(000s)

CONSUMER DISCRETIONARY – 5.2%
Auto Components 0.1%
Johnson Controls, Inc.		4,400	$321
Midas, Inc. (a)		100,000	1,836
			2,157
Automobiles – 0.5%
Honda Motor Co. Ltd.		9,100	527
Toyota Motor Corp.		419,400	21,939
			22,466
Distributors – 0.0%
Li & Fung Ltd.		772,000	1,489
Diversified Consumer Services – 0.1%
Education Management Corp. (a)		51,300	1,719
Laureate Education, Inc. (a)		34,700	1,822
			3,541
Hotels, Restaurants & Leisure 1.5%
Ambassadors Group, Inc.		26,038	596
Aristocrat Leisure Ltd.		557,300	5,037
Cosi, Inc. (a)		30,500	253
Domino’s Pizza, Inc.		64,100	1,551
Four Seasons Hotels, Inc. (ltd. vtg.) (d)		28,000	1,393
Hilton Group PLC		43,870	275
Kerzner International Ltd. (a)		14,000	963
Las Vegas Sands Corp.		126,900	5,009
Life Time Fitness, Inc. (a)		31,300	1,192
Panera Bread Co. Class A (a)		183,464	12,050
Ruth’s Chris Steak House, Inc.		15,400	279
Shuffle Master, Inc. (a)(d)		25,600	644
Starbucks Corp. (a)		320,500	9,618
Station Casinos, Inc.		306,100	20,754
Texas Roadhouse, Inc. Class A (a)		75,000	1,166
Wynn Resorts Ltd. (a)(d)		75,800	4,158
			64,938
Household Durables – 0.3%
Fourlis Holdings SA		500,000	6,783
Garmin Ltd. (d)		25,300	1,679
Matsushita Electric Industrial Co. Ltd.		137,000	2,655
Technical Olympic USA, Inc.		9,800	207
			11,324

See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(d)	53,700	$2,165
Coldwater Creek, Inc. (a)	55,500	1,694
Expedia, Inc. (a)	186,850	4,477
NutriSystem, Inc. (a)	22,700	818
VistaPrint Ltd.	58,600	1,333
		10,487
Media – 0.7%
Getty Images, Inc. (a)	37,700	3,365
Harte-Hanks, Inc.	42,900	1,132
Interactive Data Corp.	19,500	443
McGraw Hill Companies, Inc.	63,300	3,268
Pearson PLC	95,900	1,135
Pixar (a)	106,900	5,636
Reuters Group PLC	258,800	1,918
Sirius Satellite Radio, Inc. (a)(d)	1,492,300	9,998
The Weinstein Co. Holdings, LLC Class A 1 (h)	2,267	2,267
		29,162
Multiline Retail – 0.2%
Marks & Spencer Group PLC	639,000	5,555
Target Corp.	87,000	4,782
		10,337
Specialty Retail – 1.3%
Abercrombie & Fitch Co. Class A	34,700	2,262
Bakers Footwear Group, Inc. (a)(e)	463,600	7,130
Best Buy Co., Inc.	32,150	1,398
Chico’s FAS, Inc. (a)	52,500	2,306
Circuit City Stores, Inc.	218,600	4,938
Hennes & Mauritz AB (H&M) (B Shares)	12,950	440
Office Depot, Inc. (a)	285,200	8,955
Staples, Inc.	305,300	6,933
The Children’s Place Retail Stores, Inc. (a)	7,800	385
TJX Companies, Inc.	236,500	5,494
Too, Inc. (a)	11,200	316
Urban Outfitters, Inc. (a)	416,000	10,529
Volcom, Inc.	28,200	959
Wet Seal, Inc. Class A (a)(d)	497,300	2,208
Zumiez, Inc.	12,700	549
		54,802

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	297,000	$3,154
Burberry Group PLC	91,700	678
Coach, Inc. (a)	101,300	3,377
Deckers Outdoor Corp. (a)	15,000	414
Geox Spa	35,400	389
Polo Ralph Lauren Corp. Class A	47,500	2,667
Puma AG	1,500	438
		11,117

TOTAL CONSUMER DISCRETIONARY		221,820

CONSUMER STAPLES 4.8%
Beverages – 2.0%
Diageo PLC sponsored ADR	160,000	9,328
Hansen Natural Corp. (a)	363,900	28,679
Jones Soda Co. (a)	310,890	1,679
PepsiCo, Inc.	606,900	35,856
The Coca-Cola Co.	163,000	6,571
		82,113
Food & Staples Retailing – 0.7%
Tesco PLC	52,985	302
Wal-Mart de Mexico SA de CV Series V	393,739	2,185
Walgreen Co.	303,600	13,437
Whole Foods Market, Inc.	180,770	13,990
		29,914
Food Products 0.7%
Goodman Fielder Ltd.	750,000	1,150
Groupe Danone	22,700	2,372
Hershey Co.	75,300	4,160
Kellogg Co.	20,800	899
Lindt & Spruengli AG	93	1,554
Nestle SA (Reg.)	22,935	6,860
Sara Lee Corp.	112,100	2,119
TreeHouse Foods, Inc. (a)	151,500	2,836
Wm. Wrigley Jr. Co.	115,100	7,653
		29,603
Household Products – 1.4%
Procter & Gamble Co.	1,034,867	59,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products 0.0%
Herbalife Ltd.	28,200	$917

TOTAL CONSUMER STAPLES		202,445

ENERGY 9.0%
Energy Equipment & Services – 1.4%
ENSCO International, Inc.	79,900	3,544
Halliburton Co.	128,400	7,956
Hydril Co. (a)	5,100	319
Noble Corp.	20,000	1,411
Schlumberger Ltd. (NY Shares)	439,900	42,736
Smith International, Inc.	82,844	3,074
		59,040
Oil, Gas & Consumable Fuels – 7.6%
BG Group PLC sponsored ADR	157,200	7,808
Bill Barrett Corp.	66,100	2,552
Blackrock Ventures, Inc. (a)	433,600	4,289
BP PLC sponsored ADR	49,500	3,179
Burlington Resources, Inc.	96,500	8,318
Canadian Natural Resources Ltd.	84,700	4,199
Canadian Oil Sands Trust unit	31,600	3,425
CNX Gas Corp. (a)(f)	17,900	376
CONSOL Energy, Inc.	106,700	6,955
Devon Energy Corp.	164,400	10,282
EnCana Corp.	1,700,900	76,899
Encore Acquisition Co. (a)	30,138	966
EOG Resources, Inc.	346,400	25,415
Exxon Mobil Corp.	477,400	26,816
Highpine Oil & Gas Ltd.	36,300	646
Murphy Oil Corp.	374,500	20,219
Peabody Energy Corp.	3,000	247
PetroChina Co. Ltd. sponsored ADR	123,700	10,138
Petroleo Brasileiro SA Petrobras sponsored ADR	54,000	3,849
Plains Exploration & Production Co. (a)	48,500	1,927
Quicksilver Resources, Inc. (a)	102,350	4,300
Range Resources Corp.	117,150	3,086
Sasol Ltd. sponsored ADR	94,200	3,357
Talisman Energy, Inc.	88,300	4,679
Total SA sponsored ADR	24,400	3,084
Ultra Petroleum Corp. (a)	223,100	12,449

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Valero Energy Corp.	1,369,634	$70,673
XTO Energy, Inc.	96,400	4,236
		324,369

TOTAL ENERGY		383,409

FINANCIALS – 15.7%
Capital Markets 1.3%
Charles Schwab Corp.	591,800	8,682
E*TRADE Financial Corp. (a)	79,300	1,654
Goldman Sachs Group, Inc.	141,600	18,084
Lazard Ltd. Class A	26,400	842
Legg Mason, Inc.	28,000	3,351
Lehman Brothers Holdings, Inc.	168,700	21,622
Nuveen Investments, Inc. Class A	8,600	367
		54,602
Commercial Banks – 3.8%
Allied Irish Banks PLC	348,800	7,492
Anglo Irish Bank Corp. PLC	984,800	14,946
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	111,000	2,666
Bank of America Corp.	783,900	36,177
Bank of the Ozarks, Inc.	39,100	1,443
Center Financial Corp., California	50,000	1,258
HDFC Bank Ltd.	85,593	1,348
HDFC Bank Ltd. sponsored ADR	35,900	1,827
HSBC Holdings PLC sponsored ADR	4,200	338
M&T Bank Corp.	131,900	14,384
Mitsubishi UFJ Financial Group, Inc.	45	616
PrivateBancorp, Inc.	101,000	3,593
Royal Bank of Scotland Group PLC	270,700	8,179
Shinhan Financial Group Co. Ltd.	48,530	1,977
Uniao de Bancos Brasileiros SA (Unibanco) GDR	188,700	11,996
Wells Fargo & Co.	857,000	53,845
		162,085
Consumer Finance – 1.6%
American Express Co.	842,900	43,376
SLM Corp.	476,600	26,256
		69,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Diversified Financial Services – 1.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	6,300	$2,315
JPMorgan Chase & Co.	701,600	27,847
Moody’s Corp.	333,400	20,477
		50,639
Insurance – 6.5%
ACE Ltd.	102,000	5,451
Admiral Group PLC	535,600	4,195
AFLAC, Inc.	118,800	5,515
Allstate Corp.	385,400	20,839
American Equity Investment Life Holding Co.	50,000	653
American International Group, Inc.	226,100	15,427
Assurant, Inc.	101,100	4,397
Assured Guaranty Ltd.	56,500	1,435
Axis Capital Holdings Ltd.	187,500	5,865
Berkshire Hathaway, Inc. Class A (a)	874	77,454
Everest Re Group Ltd.	220,700	22,147
Fidelity National Financial, Inc.	12,900	475
Genworth Financial, Inc. Class A (non-vtg.)	58,600	2,026
HCC Insurance Holdings, Inc.	31,800	944
Loews Corp.	86,600	8,214
Markel Corp. (a)	1,300	412
Mercury General Corp.	17,600	1,025
MetLife, Inc.	497,900	24,397
MetLife, Inc. unit	80,000	2,204
Millea Holdings, Inc.	36	620
PartnerRe Ltd.	4,700	309
ProAssurance Corp. (a)	5,000	243
Progressive Corp.	115,300	13,465
Prudential Financial, Inc.	180,200	13,189
RLI Corp.	38,700	1,930
StanCorp Financial Group, Inc.	44,800	2,238
The Chubb Corp.	138,600	13,534
The St. Paul Travelers Companies, Inc.	236,800	10,578
W.R. Berkley Corp.	190,674	9,080
White Mountains Insurance Group Ltd.	11,083	6,190
Willis Group Holdings Ltd.	50,000	1,847
		276,298
Real Estate 0.5%
CB Richard Ellis Group, Inc. Class A (a)	101,400	5,967

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Real Estate continued
CBL & Associates Properties, Inc.	33,400	$1,320
Equity Residential (SBI)	28,200	1,103
General Growth Properties, Inc.	24,200	1,137
Global Signal, Inc.	69,900	3,017
Mitsui Fudosan Co. Ltd.	112,000	2,275
Vornado Realty Trust	52,600	4,391
		19,210
Thrifts & Mortgage Finance – 0.8%
Golden West Financial Corp., Delaware	532,800	35,165
Hudson City Bancorp, Inc.	75,000	909
		36,074

TOTAL FINANCIALS		668,540

HEALTH CARE – 14.5%
Biotechnology – 3.8%
Actelion Ltd. (Reg.) (a)	191,934	15,878
Amgen, Inc. (a)	61,900	4,881
Amylin Pharmaceuticals, Inc. (a)	10,600	423
Anadys Pharmaceuticals, Inc. (a)	83,900	738
Arena Pharmaceuticals, Inc. (a)	113,400	1,613
Biogen Idec, Inc. (a)	6,100	277
BioMarin Pharmaceutical, Inc. (a)	15,600	168
Celgene Corp. (a)	97,500	6,318
Cephalon, Inc. (a)	7,100	460
Exelixis, Inc. (a)	47,700	449
Genentech, Inc. (a)	1,054,400	97,532
Genmab AS (a)	18,600	398
Genzyme Corp. (a)	75,200	5,323
Gilead Sciences, Inc. (a)	238,300	12,542
GTx, Inc. (a)	25,000	189
ICOS Corp. (a)	35,100	970
Idenix Pharmaceuticals, Inc. (a)	43,900	751
MannKind Corp. (a)(d)	209,106	2,354
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	154
Medarex, Inc. (a)	147,300	2,040
MedImmune, Inc. (a)	59,200	2,073
Myogen, Inc. (a)	20,900	630
Neurocrine Biosciences, Inc. (a)	6,700	420

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Protein Design Labs, Inc. (a)	6,500	$185
Seattle Genetics, Inc. (a)	25,800	122
Tanox, Inc. (a)	49,700	814
Techne Corp. (a)	27,100	1,522
Theravance, Inc. (a)	37,500	845
United Therapeutics Corp. (a)	6,100	422
ViaCell, Inc.	87,800	493
		160,984
Health Care Equipment & Supplies – 3.4%
Alcon, Inc.	64,900	8,411
Aspect Medical Systems, Inc. (a)	4,800	165
C.R. Bard, Inc.	35,400	2,334
China Medical Technologies, Inc. sponsored ADR (d)	78,500	2,500
Conceptus, Inc. (a)	76,200	962
DENTSPLY International, Inc.	35,700	1,917
DJ Orthopedics, Inc. (a)	111,400	3,072
Foxhollow Technologies, Inc. (a)	101,400	3,021
Gen-Probe, Inc. (a)	61,600	3,005
Hospira, Inc. (a)	53,800	2,302
Intuitive Surgical, Inc. (a)	168,900	19,807
IRIS International, Inc. (a)	545,400	11,922
Kyphon, Inc. (a)	138,300	5,647
LifeCell Corp. (a)	36,800	702
Medtronic, Inc.	261,106	15,032
Mentor Corp.	16,100	742
Millipore Corp. (a)	3,500	231
NeuroMetrix, Inc. (a)	28,700	783
NMT Medical, Inc. (a)	36,200	579
Nobel Biocare Holding AG (Switzerland)	18,935	4,165
NuVasive, Inc. (a)	67,300	1,218
ResMed, Inc. (a)	82,000	3,141
Respironics, Inc. (a)	13,100	486
Somanetics Corp. (a)	58,146	1,861
St. Jude Medical, Inc. (a)	748,100	37,555
Syneron Medical Ltd. (a)	63,700	2,022
Thermo Electron Corp. (a)	233,300	7,029
Varian Medical Systems, Inc. (a)	34,600	1,742
Viasys Healthcare, Inc. (a)	38,900	1,000
		143,353

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – 5.2%
Aetna, Inc.	1,039,000	$97,988
American Healthways, Inc. (a)	2,600	118
Caremark Rx, Inc. (a)	104,500	5,412
Cerner Corp. (a)	14,600	1,327
Chemed Corp. New	7,600	378
Health Net, Inc. (a)	123,000	6,341
Merge Technologies, Inc. (a)	108,400	2,714
Patterson Companies, Inc. (a)	70,300	2,348
UnitedHealth Group, Inc.	1,478,200	91,855
VCA Antech, Inc. (a)	15,200	429
WebMD Health Corp. Class A	5,200	151
WellPoint, Inc. (a)	135,200	10,788
		219,849
Pharmaceuticals – 2.1%
Allergan, Inc.	26,300	2,839
Atherogenics, Inc. (a)	100,000	2,001
Forest Laboratories, Inc. (a)	9,800	399
IVAX Corp. (a)	97,900	3,067
Kos Pharmaceuticals, Inc. (a)	44,100	2,281
New River Pharmaceuticals, Inc. (a)	4,700	244
Novartis AG sponsored ADR	173,000	9,079
Roche Holding AG (participation certificate)	376,553	56,540
Salix Pharmaceuticals Ltd. (a)	40,100	705
Sanofi-Aventis sponsored ADR	70,600	3,099
Schering-Plough Corp.	210,800	4,395
Teva Pharmaceutical Industries Ltd. sponsored ADR	160,600	6,907
		91,556

TOTAL HEALTH CARE		615,742

INDUSTRIALS – 5.2%
Aerospace & Defense – 0.1%
Precision Castparts Corp.	58,500	3,031
United Technologies Corp.	33,500	1,873
		4,904
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	464,072	17,185

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Air Freight & Logistics – continued
United Parcel Service, Inc. Class B	47,500	$3,570
UTI Worldwide, Inc.	13,600	1,263
		22,018
Airlines – 0.3%
Gol Linhas Aereas Inteligentes SA sponsored ADR	73,000	2,059
JetBlue Airways Corp. (a)	25,200	388
Republic Airways Holdings, Inc. (a)	152,400	2,316
Ryanair Holdings PLC sponsored ADR (a)	113,200	6,338
Southwest Airlines Co.	22,100	363
US Airways Group, Inc. (a)	80,400	2,986
		14,450
Commercial Services & Supplies – 0.4%
Advisory Board Co. (a)	8,500	405
Corporate Executive Board Co.	40,100	3,597
Equifax, Inc.	27,800	1,057
Monster Worldwide, Inc. (a)	44,700	1,825
PHH Corp. (a)	14,970	419
Resources Connection, Inc. (a)	111,900	2,916
Robert Half International, Inc.	123,500	4,679
		14,898
Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc. (a)	95,900	6,509
URS Corp. (a)	42,000	1,580
		8,089
Electrical Equipment – 0.7%
Cooper Industries Ltd. Class A	154,500	11,279
Energy Conversion Devices, Inc. (a)(d)	103,600	4,222
Evergreen Solar, Inc. (a)	456,800	4,865
Motech Industries, Inc.	316,935	4,364
NEOMAX Co. Ltd.	35,000	1,152
SolarWorld AG	29,800	3,986
Ultralife Batteries, Inc. (a)	53,100	637
		30,505
Industrial Conglomerates – 0.1%
Hutchison Whampoa Ltd.	257,000	2,448
Raven Industries, Inc.	1,842	53
		2,501

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 2.2%
A.S.V., Inc. (a)	53,000	$1,324
Bucyrus International, Inc. Class A	24,918	1,313
Caterpillar, Inc.	425,600	24,587
Cummins, Inc.	62,300	5,590
Danaher Corp.	549,800	30,668
FreightCar America, Inc.	174,700	8,400
IDEX Corp.	58,100	2,388
Joy Global, Inc.	222,275	8,891
PACCAR, Inc.	159,350	11,032
		94,193
Marine – 0.0%
American Commercial Lines, Inc.	12,500	379
Road & Rail 0.3%
Canadian National Railway Co.	102,800	8,236
Knight Transportation, Inc.	39,930	828
Landstar System, Inc.	88,100	3,677
		12,741
Trading Companies & Distributors – 0.4%
Fastenal Co.	170,000	6,662
Mitsui & Co. Ltd.	801,000	10,292
		16,954

TOTAL INDUSTRIALS		221,632

INFORMATION TECHNOLOGY – 25.4%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)	172,500	4,587
Corning, Inc. (a)	335,400	6,594
CSR PLC (a)	202,600	3,265
ECI Telecom Ltd. (a)	215,800	1,616
F5 Networks, Inc. (a)	34,700	1,984
Foxconn International Holdings Ltd.	478,000	780
Ixia (a)	513,500	7,590
JDS Uniphase Corp. (a)	147,000	347
Motorola, Inc.	880,600	19,893
Nice Systems Ltd. sponsored ADR (a)	12,000	578
Nokia Corp. sponsored ADR	138,200	2,529
Nortel Networks Corp. (a)	1,031,300	3,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
QUALCOMM, Inc.	334,200	$14,397
Sycamore Networks, Inc. (a)	87,200	377
		67,693
Computers & Peripherals – 5.2%
Apple Computer, Inc. (a)	1,588,400	114,190
EMC Corp. (a)	218,600	2,977
Hewlett-Packard Co.	3,016,100	86,351
Logitech International SA sponsored ADR (a)	77,800	3,639
Network Appliance, Inc. (a)	416,400	11,243
Seagate Technology	61,800	1,235
		219,635
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	89,800	2,989
Amphenol Corp. Class A	40,400	1,788
Cogent, Inc. (a)	7,100	161
FLIR Systems, Inc. (a)	1,982	44
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,442,104	7,908
Hoya Corp.	10,800	388
LoJack Corp. (a)	300,000	7,239
Mettler-Toledo International, Inc. (a)	54,900	3,030
National Instruments Corp.	110,800	3,551
Nidec Corp.	3,900	332
		27,430
Internet Software & Services – 8.4%
Akamai Technologies, Inc. (a)	553,100	11,023
Equinix, Inc. (a)	10,377	423
Google, Inc. Class A (sub. vtg.) (a)	445,700	184,892
iVillage, Inc. (a)	328,200	2,632
Websense, Inc. (a)	21,343	1,401
WebSideStory, Inc. (a)	417,300	7,566
Yahoo!, Inc. (a)	3,814,000	149,433
		357,370
IT Services – 2.1%
Accenture Ltd. Class A	161,600	4,665
CheckFree Corp. (a)	82,500	3,787
Cognizant Technology Solutions Corp. Class A (a)	157,700	7,940
First Data Corp.	71,000	3,054
Fiserv, Inc. (a)	68,700	2,973
Global Payments, Inc.	244,300	11,387

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Heartland Payment Systems, Inc.	3,200	$69
Infosys Technologies Ltd. sponsored ADR	220,900	17,862
MoneyGram International, Inc.	29,200	762
MPS Group, Inc. (a)	28,600	391
Paychex, Inc.	106,300	4,052
SRA International, Inc. Class A (a)	201,561	6,156
TALX Corp.	275,000	12,570
VeriFone Holdings, Inc.	459,100	11,615
Wright Express Corp.	17,000	374
		87,657
Semiconductors & Semiconductor Equipment – 5.9%
Advanced Analogic Technologies, Inc.	37,200	515
ATI Technologies, Inc. (a)	47,300	806
Broadcom Corp. Class A (a)	168,600	7,949
FormFactor, Inc. (a)	137,000	3,347
Freescale Semiconductor, Inc. Class A (a)	12,100	305
Hittite Microwave Corp.	3,600	83
Lam Research Corp. (a)	62,500	2,230
Marvell Technology Group Ltd. (a)	2,147,600	120,459
MathStar, Inc.	10,000	57
MediaTek, Inc.	66,000	778
Monolithic Power Systems, Inc. (a)	106,400	1,595
National Semiconductor Corp.	535,100	13,902
NVIDIA Corp. (a)	217,400	7,948
O2Micro International Ltd. sponsored ADR (a)	3,000	31
Powertech Technology, Inc.	373,000	1,227
Q Cells AG	4,900	286
Samsung Electronics Co. Ltd.	124,325	81,320
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	67,700	470
SiRF Technology Holdings, Inc. (a)	252,900	7,536
		250,844
Software 1.6%
Activision, Inc. (a)	69,321	952
Adobe Systems, Inc.	232,706	8,601
Altiris, Inc. (a)	61,900	1,045
Autodesk, Inc. (a)	183,200	7,868
Blackboard, Inc. (a)	32,600	945
Citrix Systems, Inc. (a)	43,200	1,243
FileNET Corp. (a)	112,895	2,918

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Intuit, Inc. (a)	142,977	$7,621
JAMDAT Mobile, Inc. (a)	16,400	436
JDA Software Group, Inc. (a)	400,000	6,804
McAfee, Inc. (a)	227,300	6,167
NAVTEQ Corp. (a)	136,530	5,990
NDS Group PLC sponsored ADR (a)	21,200	872
Quality Systems, Inc.	23,758	1,824
Red Hat, Inc. (a)	123,174	3,355
Salesforce.com, Inc. (a)	214,900	6,888
SAP AG sponsored ADR	100,900	4,548
THQ, Inc. (a)	6,150	147
		68,224

TOTAL INFORMATION TECHNOLOGY		1,078,853

MATERIALS 6.9%
Chemicals – 0.7%
Agrium, Inc.	101,200	2,230
Bayer AG	192,000	8,018
Celanese Corp. Class A	81,100	1,551
Chemtura Corp.	11,128	141
Monsanto Co.	10,200	791
Nalco Holding Co. (a)	72,500	1,284
Praxair, Inc.	323,300	17,122
		31,137
Construction Materials 0.2%
Eagle Materials, Inc.	17,500	2,141
Rinker Group Ltd.	362,181	4,370
		6,511
Containers & Packaging – 0.1%
Crown Holdings, Inc. (a)	173,100	3,381
Owens Illinois, Inc. (a)	139,300	2,931
		6,312
Metals & Mining – 5.9%
Aber Diamond Corp.	1,800	67
Agnico-Eagle Mines Ltd.	137,300	2,719
Alamos Gold, Inc. (a)	1,010,000	5,708
Anglo American PLC ADR (d)	438,700	15,258
Aquarius Platinum Ltd. (Australia)	598,000	4,825

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Bema Gold Corp. (a)	1,356,200	$3,931
BHP Billiton Ltd. sponsored ADR	938,500	31,365
Companhia Vale do Rio Doce sponsored ADR	126,500	5,204
Compania de Minas Buenaventura SA sponsored ADR	65,000	1,840
Compass Minerals International, Inc.	49,900	1,225
Eldorado Gold Corp. (a)	608,400	2,978
Falconbridge Ltd.	116,600	3,460
First Quantum Minerals Ltd.	183,500	5,880
Freeport-McMoRan Copper & Gold, Inc. Class B	66,300	3,567
Gabriel Resources Ltd. (a)	498,900	1,219
Gerdau SA sponsored ADR	212,200	3,539
Glamis Gold Ltd. (a)	768,800	21,142
Goldcorp, Inc.	797,175	17,760
IPSCO, Inc.	134,800	11,214
Ivanhoe Mines Ltd. (a)	565,600	4,062
Lihir Gold Ltd. (a)	377,800	604
Meridian Gold, Inc. (a)	40,000	877
Minefinders Corp. Ltd. (a)	162,300	824
New Gold, Inc. (a)	324,100	2,175
Newmont Mining Corp.	879,100	46,944
Nucor Corp.	119,300	7,960
Phelps Dodge Corp.	29,700	4,273
POSCO sponsored ADR	111,500	5,520
Rio Tinto PLC (Reg.)	592,800	27,089
Shore Gold, Inc. (a)	15,100	100
Southern Copper Corp.	23,600	1,581
Teck Cominco Ltd. Class B (sub. vtg.)	84,500	4,510
United States Steel Corp.	8,400	404
		249,824

TOTAL MATERIALS		293,784

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	16,500	394
Telewest Global, Inc. (a)	151,415	3,607
Telkom SA Ltd.	17,500	373
		4,374

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 2.9%
America Movil SA de CV Series L sponsored ADR	2,186,600	$63,980
American Tower Corp. Class A (a)	331,427	8,982
China Mobile (Hong Kong) Ltd. sponsored ADR	136,700	3,286
Investcom LLC GDR	38,400	540
Leap Wireless International, Inc. (a)	10,800	409
Nextel Partners, Inc. Class A (a)	551,978	15,422
NII Holdings, Inc. (a)	608,947	26,599
Rogers Communications, Inc. Class B (non-vtg.)	43,700	1,849
Turkcell Iletisim Hizmet AS sponsored ADR	11,000	169
Vimpel Communications sponsored ADR (a)	58,400	2,583
		123,819

TOTAL TELECOMMUNICATION SERVICES		128,193

UTILITIES – 0.2%
Gas Utilities 0.2%
Questar Corp.	29,100	2,203
Southern Union Co.	204,075	4,822
		7,025
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (a)	150,400	2,381
Water Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) sponsored ADR	28,100	474

TOTAL UTILITIES		9,880

TOTAL COMMON STOCKS
(Cost $3,273,427)		3,824,298

Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
Porsche AG (non-vtg.)	1,178	846
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $871)		846

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

U.S. Treasury Obligations 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Notes:
4.25% 8/15/14	$2,600	$2,572
4.75% 5/15/14	2,700	2,766
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,376)		5,338
Floating Rate Loans 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Charter Communications Operating LLC Tranche B, term
loan 7.5% 4/7/11 (g)	818	820
TOTAL FLOATING RATE LOANS
(Cost $805)		820
Money Market Funds 11.0%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	431,339,011	431,339
Fidelity Securities Lending Cash Central Fund,
4.35% (b)(c)	35,274,425	35,274
TOTAL MONEY MARKET FUNDS
(Cost $466,613)		466,613
TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $3,747,092)		4,297,915

NET OTHER ASSETS – (1.0)%		(42,857)
NET ASSETS 100%		$4,255,058

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $376,000 or
0.0% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $2,421,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
MannKind Corp.
warrants 8/3/10	8/3/05	$1
The Weinstein Co.
Holdings, LLC
Class A 1	10/19/05	2,267

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(amounts in thousands)
Fidelity Cash Central Fund	$10,040
Fidelity Securities Lending Cash Central Fund	550
Total	$10,590

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(amounts in thousands)	period	Purchases	Proceeds	Income	period
Bakers Footwear
Group, Inc.	$1,061	$5,460	$—	$—	$7,130

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.4%
Canada	5.2%
Bermuda	4.2%
Switzerland	2.5%
United Kingdom	2.1%
Korea (South)	2.0%
Mexico	1.6%
Japan	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%) .	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		December 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $34,259) See accompanying schedule:
Unaffiliated issuers (cost $3,274,017)	$3,824,172
Affiliated Central Funds (cost $466,613)	466,613
Other affiliated issuers (cost $6,462)	7,130
Total Investments (cost $3,747,092)		$4,297,915
Receivable for investments sold		5,131
Receivable for fund shares sold		39,274
Dividends receivable		3,623
Interest receivable		1,835
Prepaid expenses		10
Other affiliated receivables		2
Other receivables		440
Total assets		4,348,230

Liabilities
Payable for investments purchased	$48,929
Payable for fund shares redeemed	3,928
Accrued management fee	1,933
Distribution fees payable	1,837
Other affiliated payables	811
Other payables and accrued expenses	460
Collateral on securities loaned, at value	35,274
Total liabilities		93,172

Net Assets		$4,255,058
Net Assets consist of:
Paid in capital		$3,696,619
Accumulated net investment loss		(34)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		7,661
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		550,812
Net Assets		$4,255,058

See accompanying notes which are an integral part of the financial statements.

29		Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	December 31, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($1,019,057 ÷ 61,217 shares)	$16.65
Maximum offering price per share (100/94.25 of $16.65)	$17.67
Class T:
Net Asset Value and redemption price per share
($1,392,718 ÷ 84,042 shares)	$16.57
Maximum offering price per share (100/96.50 of $16.57)	$17.17
Class B:
Net Asset Value and offering price per share ($339,225
÷ 20,748 shares)A	$16.35
Class C:
Net Asset Value and offering price per share
($1,006,236 ÷ 61,474 shares)A	$16.37
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($497,822 ÷ 29,674 shares)	$16.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Dividends		$16,413
Interest		867
Income from affiliated Central Funds		10,590
Total income		27,870

Expenses
Management fee	$12,559
Transfer agent fees	5,421
Distribution fees	12,231
Accounting and security lending fees	699
Independent trustees’ compensation	9
Custodian fees and expenses	288
Registration fees	848
Audit	56
Legal	14
Miscellaneous	13
Total expenses before reductions	32,138
Expense reductions	(970)	31,168

Net investment income (loss)		(3,298)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	15,492
Foreign currency transactions	(54)
Total net realized gain (loss)		15,438
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $11)	426,571
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation
(depreciation)		426,567
Net gain (loss)		442,005
Net increase (decrease) in net assets resulting from
operations		$438,707

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$(3,298)	$(2,694)
Net realized gain (loss)		15,438	(4,061)
Change in net unrealized appreciation (depreciation) .		426,567	109,094
Net increase (decrease) in net assets resulting
from operations		438,707	102,339
Distributions to shareholders from net investment income	.	—	(206)
Share transactions - net increase (decrease)		2,787,029	729,179
Total increase (decrease) in net assets		3,225,736	831,312

Net Assets
Beginning of period		1,029,322	198,010
End of period (including accumulated net investment
loss of $34 and accumulated net investment loss of
$560, respectively)		$4,255,058	$1,029,322

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Class A

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	02	(.03)	(.04)
Net realized and unrealized gain (loss)	2.64	2.24	1.87
Total from investment operations	2.66	2.21	1.83
Distributions from net investment income	—	(.01)	(.03)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.04)
Net asset value, end of period	$ 16.65	$ 13.99	$ 11.79
Total ReturnB,C,D	19.01%	18.76%	18.23%
Ratios to Average Net AssetsG
Expenses before reductions	1.17%	1.22%	1.39%A
Expenses net of fee waivers, if any	1.17%	1.22%	1.39%A
Expenses net of all reductions	1.13%	1.17%	1.28%A
Net investment income (loss)	13%	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,019	$ 230	$ 37
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class T

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	2.62	2.25	1.86
Total from investment operations	2.61	2.19	1.81
Distributions from net investment income	—	(.01)	(.02)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.03)
Net asset value, end of period	$ 16.57	$ 13.96	$ 11.78
Total ReturnB,C,D	18.70%	18.60%	18.08%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.34%	1.39%	1.51%A
Net investment income (loss)	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,393	$ 325	$ 62
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class B

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	2.60	2.23	1.85
Total from investment operations	2.50	2.10	1.78
Distributions from net investment income	—	(.01)	(.01)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.02)
Net asset value, end of period	$ 16.35	$ 13.85	$ 11.76
Total ReturnB,C,D	18.05%	17.87%	17.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.94%	1.97%	2.08%A
Net investment income (loss)	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 109	$ 27
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class C

Years ended December 31,	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	2.60	2.23	1.85
Total from investment operations	2.51	2.11	1.78
Distributions from net investment income	—	(.01)	(.01)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.02)
Net asset value, end of period	$ 16.37	$ 13.86	$ 11.76
Total ReturnB,C,D	18.11%	17.95%	17.77%
Ratios to Average Net AssetsG
Expenses before reductions	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.85%	1.89%	2.03%A
Net investment income (loss)	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,006	$ 246	$ 49
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 31, 2003 (commencement of operations) to December 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Institutional Class

Years ended December 31,	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	07	.01	(.02)
Net realized and unrealized gain (loss)	2.66	2.26	1.86
Total from investment operations	2.73	2.27	1.84
Distributions from net investment income	—	(.01)	(.04)
Distributions from net realized gain	—	—	(.01)
Total distributions	—	(.01)	(.05)
Net asset value, end of period	$ 16.78	$ 14.05	$ 11.79
Total ReturnB,C	19.43%	19.27%	18.31%
Ratios to Average Net AssetsF
Expenses before reductions	84%	.86%	1.07%A
Expenses net of fee waivers, if any	84%	.86%	1.07%A
Expenses net of all reductions	79%	.82%	.96%A
Net investment income (loss)	47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 498	$ 120	$ 23
Portfolio turnover rate	65%	87%	77%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 31, 2003 (commencement of operations) to December 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Annual Report

38

1. Significant Accounting Policies continued
Security Valuation continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$602,538
Unrealized depreciation	(58,431)
Net unrealized appreciation (depreciation)	544,107
Undistributed long term capital gain	14,331

Cost for federal income tax purposes	$3,753,808

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$—	$206

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with

Annual Report

40

2. Operating Policies continued

Repurchase Agreements continued

custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,684,822 and $1,250,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$1,234	$—
Class T	25%	.25%	3,731	287
Class B	75%	.25%	2,003	1,502
Class C	75%	.25%	5,263	3,033

			$12,231	$4,822

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$2,016
Class T	505
Class B*	248
Class C*	95
$2,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

Annual Report

42

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees continued
		% of
		Average
	Amount	Net Assets
Class A	$1,324.27
Class T	1,704.23
Class B	671.33
Class C	1,287.24
Institutional Class	435.19

	$5,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

43 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Security Lending continued

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $550.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $958 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Institutional Class	$5

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

44

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,		2005			2004
From net investment income
Class A			$—		$38
Class T			—		64
Class B			—		28
Class C			—		52
Institutional Class			—		24
Total			$—		$206

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended December 31,	2005	2004		2005	2004
Class A
Shares sold	48,615	14,442		$747,881	$186,266
Reinvestment of distributions		3			32
Shares redeemed	(3,868)	(1,138)		(58,730)	(14,313)
Net increase (decrease)	44,747	13,307		$689,151	$171,985
Class T
Shares sold	65,661	19,345		$990,175	$246,887
Reinvestment of distributions		5			59
Shares redeemed	(4,899)	(1,331)		(73,812)	(16,882)
Net increase (decrease)	60,762	18,019		$916,363	$230,064
Class B
Shares sold	14,492	5,963		$215,896	$75,522
Reinvestment of distributions		2			19
Shares redeemed	(1,584)	(415)		(23,549)	(5,241)
Net increase (decrease)	12,908	5,550		$192,347	$70,300
Class C
Shares sold	46,847	14,235		$703,988	$180,974
Reinvestment of distributions		3			35
Shares redeemed	(3,110)	(640)		(46,058)	(8,022)
Net increase (decrease)	43,737	13,598		$657,930	$172,987
Institutional Class
Shares sold	22,374	6,867		$349,673	$87,943
Reinvestment of distributions		1			11
Shares redeemed	(1,206)	(322)		(18,435)	(4,111)
Net increase (decrease)	21,168	6,546		$331,238	$83,843

45 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity Advisor New Insights Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reason able basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

Annual Report

46

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1963

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor New Insights. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Annual Report

48

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous sen ior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

50

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Annual Report

52

Name, Age; Principal Occupation William Danoff (45)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current re sponsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Advisor New Insights. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Advisor New Insights. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Op erating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor New Insights. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Annual Report

54

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

56

Distributions

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/06/2006	02/03/2006	$—	$.05

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $14,331,478, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

57 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.*
	# of	% of
	Votes	Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker
Non Votes .	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000

PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000

Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000

George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000

Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000

Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000

Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000

William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000

Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000

Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000

William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000

Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000

* Denotes trust-wide proposals and voting results.

Semiannual Report 58

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

59 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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60

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one year period. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any compre hensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

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62

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

63 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institu tional Class ranked below its competitive median for 2004, and the total expenses of Class T ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost

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64

allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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66

67 Annual Report

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69 Annual Report

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71 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

ANIFI-UANN-0206 1.796411.102

Fidelity® Contrafund®

Annual Report December 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the financial statements.
Report of Independent	40
Registered Public
Accounting Firm
Trustees and Officers	41
Distributions	51
Proxy Voting Results	52
Board Approval of	54
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Contrafund®	16.23%	6.21%	12.01%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Contrafund® on Decem ber 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report 5

Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®

U.S. equity benchmarks generally had positive results for the 12 months ending Decem ber 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspec tive, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, Contrafund gained 16.23%, comfortably ahead of both the S&P 500® index and the LipperSM Growth Funds Average, which returned 6.53% . A continued emphasis on fast growing companies in expanding areas of the global econ omy, such as the Internet, wireless communications, health care and the emerging mar kets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google, Canadian natural gas explorer EnCana, biotechnology leader Genentech, semiconductor provider Marvell Technology and Latin American telecommunication services operator America Movil. Detractors included such stocks as Avon Products, the direct seller of personal products for women, and dental equipment distributor Patterson Companies, both of which saw their share prices fall due to slower earnings growth. Weak results in some insurance industry holdings also ham pered results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Actual	$1,000.00	$1,125.20	$4.82
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,020.67	$4.58

* Expenses are equal to the Fund’s annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	3.5	2.0
Genentech, Inc.	2.9	2.7
EnCana Corp.	2.6	2.8
Berkshire Hathaway, Inc. Class A	2.1	2.2
Marvell Technology Group Ltd.	1.8	1.4
Yahoo!, Inc.	1.6	1.8
Apple Computer, Inc.	1.5	0.6
Procter & Gamble Co.	1.5	0.2
Samsung Electronics Co. Ltd.	1.4	1.2
America Movil SA de CV Series L sponsored
ADR	1.3	1.0
	20.2
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	17.6	13.6
Financials	16.6	13.8
Health Care	14.1	13.9
Energy	11.7	13.4
Industrials	7.8	8.4

Annual Report 8

Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 90.1%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 5.9%
Auto Components 0.0%
Bridgestone Corp. (d)	924,000	$19,239
Johnson Controls, Inc.	71,800	5,235
		24,474
Automobiles – 0.6%
Honda Motor Co. Ltd.	465,000	26,942
Toyota Motor Corp.	6,453,900	337,604
		364,546
Distributors – 0.1%
Li & Fung Ltd.	14,372,000	27,711
Diversified Consumer Services – 0.1%
Education Management Corp. (a)	783,600	26,258
Laureate Education, Inc. (a)	781,180	41,020
		67,278
Hotels, Restaurants & Leisure 1.9%
Aristocrat Leisure Ltd.	11,234,996	101,534
Boyd Gaming Corp.	483,900	23,063
Cosi, Inc. (a)	621,210	5,156
Domino’s Pizza, Inc.	1,172,200	28,367
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	603,500	30,026
Hilton Group PLC	3,723,202	23,299
Kerzner International Ltd. (a)	599,900	41,243
Las Vegas Sands Corp. (d)	1,942,400	76,667
Life Time Fitness, Inc. (a)	780,300	29,722
Panera Bread Co. Class A (a)(e)	2,909,851	191,119
Ruth’s Chris Steak House, Inc.	472,682	8,556
Shuffle Master, Inc. (a)(d)	889,665	22,366
Starbucks Corp. (a)	5,278,800	158,417
Station Casinos, Inc.	3,306,900	224,208
Texas Roadhouse, Inc. Class A (a)	1,301,188	20,233
The Cheesecake Factory, Inc. (a)	897,664	33,564
William Hill PLC	6,585,807	60,714
Wynn Resorts Ltd. (a)(d)	1,056,396	57,943
		1,136,197
Household Durables – 0.1%
Garmin Ltd. (d)	364,300	24,171
Matsushita Electric Industrial Co. Ltd.	1,874,000	36,318
Technical Olympic USA, Inc.	307,400	6,483
		66,972

See accompanying notes which are an integral part of the financial statements.

9		Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)	755,283	$30,445
Coldwater Creek, Inc. (a)	820,200	25,041
Expedia, Inc. (a)	1,995,400	47,810
NutriSystem, Inc. (a)	279,000	10,050
VistaPrint Ltd.	1,071,600	24,383
		137,729
Media – 0.8%
Getty Images, Inc. (a)	917,200	81,878
Harte-Hanks, Inc.	668,800	17,650
Interactive Data Corp.	900,000	20,439
McGraw Hill Companies, Inc.	1,197,700	61,837
Pearson PLC	1,572,200	18,608
Pixar (a)	1,849,302	97,495
Reuters Group PLC	4,518,300	33,486
Sirius Satellite Radio, Inc. (a)(d)	15,187,891	101,759
The Weinstein Co. Holdings, LLC Class A 1 (h)	41,234	41,234
XM Satellite Radio Holdings, Inc. Class A (a)	461,895	12,600
		486,986
Multiline Retail – 0.4%
Marks & Spencer Group PLC	10,408,647	90,491
Target Corp.	2,887,800	158,742
		249,233
Specialty Retail – 1.2%
Abercrombie & Fitch Co. Class A	292,600	19,072
Bed Bath & Beyond, Inc. (a)	276,823	10,007
Best Buy Co., Inc.	584,550	25,416
Chico’s FAS, Inc. (a)	2,261,800	99,361
Circuit City Stores, Inc.	1,598,600	36,112
Esprit Holdings Ltd.	1,170,500	8,318
Hennes & Mauritz AB (H&M) (B Shares)	602,925	20,491
Inditex SA	175,008	5,708
Office Depot, Inc. (a)	4,496,900	141,203
Staples, Inc.	4,948,000	112,369
The Children’s Place Retail Stores, Inc. (a)	131,200	6,484
TJX Companies, Inc.	3,129,000	72,687
Too, Inc. (a)	234,000	6,601
Urban Outfitters, Inc. (a)	4,994,500	126,411
Volcom, Inc.	403,600	13,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Wet Seal, Inc. Class A (a)(e)	4,074,000	$18,089
Zumiez, Inc.	256,000	11,064
		733,119
Textiles, Apparel & Luxury Goods – 0.5%
Asics Corp.	1,799,000	19,103
Burberry Group PLC	3,320,994	24,570
Coach, Inc. (a)	4,808,452	160,314
Deckers Outdoor Corp. (a)	155,900	4,306
Geox Spa	780,118	8,571
Polo Ralph Lauren Corp. Class A	821,800	46,136
Puma AG	19,200	5,603
		268,603

TOTAL CONSUMER DISCRETIONARY		3,562,848

CONSUMER STAPLES 5.2%
Beverages – 1.0%
Diageo PLC sponsored ADR	2,552,100	148,787
Hansen Natural Corp. (a)	80,104	6,313
PepsiCo, Inc.	6,212,890	367,058
The Coca-Cola Co.	2,271,800	91,576
		613,734
Food & Staples Retailing – 0.9%
Sysco Corp.	1,366,300	42,424
Tesco PLC	9,194,013	52,470
Wal-Mart de Mexico SA de CV Series V	6,706,972	37,223
Walgreen Co.	3,569,710	157,995
Whole Foods Market, Inc.	3,453,650	267,278
		557,390
Food Products 0.8%
Goodman Fielder Ltd.	7,797,500	11,954
Groupe Danone	367,760	38,422
Hershey Co.	1,879,000	103,815
Kellogg Co.	1,220,500	52,750
Nestle SA (Reg.)	329,924	98,676
Sara Lee Corp.	1,251,100	23,646

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products – continued
TreeHouse Foods, Inc. (a)	992,300	$18,576
Wm. Wrigley Jr. Co.	2,135,700	142,003
		489,842
Household Products – 1.7%
Colgate-Palmolive Co.	2,513,200	137,849
Procter & Gamble Co.	15,027,972	869,819
		1,007,668
Personal Products 0.8%
Avon Products, Inc.	13,685,944	390,734
Herbalife Ltd.	1,546,000	50,276
		441,010

TOTAL CONSUMER STAPLES		3,109,644

ENERGY 11.7%
Energy Equipment & Services – 1.7%
ENSCO International, Inc.	940,500	41,711
Halliburton Co.	3,032,000	187,863
Hydril Co. (a)	78,100	4,889
Noble Corp.	93,600	6,603
Schlumberger Ltd. (NY Shares)	6,454,600	627,064
Smith International, Inc.	4,282,680	158,930
		1,027,060
Oil, Gas & Consumable Fuels – 10.0%
Apache Corp.	940,340	64,432
BG Group PLC sponsored ADR	839,900	41,718
Bill Barrett Corp.	1,369,966	52,894
Blackrock Ventures, Inc. (a)(e)	9,083,400	89,853
BP PLC sponsored ADR	5,575,066	358,031
Burlington Resources, Inc.	2,385,920	205,666
Canadian Natural Resources Ltd.	330,800	16,398
Canadian Oil Sands Trust unit	374,700	40,611
China Petroleum & Chemical Corp. sponsored ADR (d)	738,200	36,615
CNX Gas Corp. (a)(f)	410,600	8,623
CONSOL Energy, Inc.	930,500	60,650
Devon Energy Corp.	2,531,400	158,314
EnCana Corp.	34,375,048	1,554,129
Encore Acquisition Co. (a)	651,708	20,881
EOG Resources, Inc.	5,072,300	372,155

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Exxon Mobil Corp.	10,629,200	$597,042
Highpine Oil & Gas Ltd.	628,400	11,189
Imperial Oil Ltd.	337,000	33,455
Mariner Energy, Inc. (a)(e)(f)	1,847,200	32,788
Murphy Oil Corp.	8,662,400	467,683
Noble Energy, Inc.	889,734	35,856
Peabody Energy Corp.	975,000	80,360
PetroChina Co. Ltd. sponsored ADR (d)	2,613,200	214,178
Petroleo Brasileiro SA Petrobras sponsored ADR	928,900	66,203
Plains Exploration & Production Co. (a)	761,600	30,258
Quicksilver Resources, Inc. (a)	1,880,150	78,985
Range Resources Corp.	1,658,800	43,693
Sasol Ltd. sponsored ADR	1,990,200	70,931
Talisman Energy, Inc.	1,575,010	83,455
Total SA sponsored ADR	1,960,331	247,786
Ultra Petroleum Corp. (a)	950,500	53,038
Valero Energy Corp.	13,203,574	681,304
XTO Energy, Inc.	2,125,533	93,396
		6,002,570

TOTAL ENERGY		7,029,630

FINANCIALS – 16.6%
Capital Markets 1.5%
Charles Schwab Corp.	8,940,500	131,157
E*TRADE Financial Corp. (a)	1,190,900	24,842
Goldman Sachs Group, Inc.	2,333,400	297,999
Lazard Ltd. Class A	699,600	22,317
Legg Mason, Inc.	597,900	71,563
Lehman Brothers Holdings, Inc.	2,567,300	329,051
Nuveen Investments, Inc. Class A	128,900	5,494
		882,423
Commercial Banks – 2.6%
Allied Irish Banks PLC	4,096,800	87,999
Anglo Irish Bank Corp. PLC	6,306,518	95,714
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,023,300	48,600
Bank of America Corp.	4,026,200	185,809
HDFC Bank Ltd.	1,132,564	17,840
HDFC Bank Ltd. sponsored ADR	420,300	21,393
HSBC Holdings PLC sponsored ADR	430,407	34,635

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
M&T Bank Corp.	2,834,900	$309,146
Mitsubishi UFJ Financial Group, Inc.	724	9,912
Royal Bank of Scotland Group PLC	3,533,400	106,755
Shinhan Financial Group Co. Ltd.	603,290	24,581
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,227,500	141,602
Wells Fargo & Co.	7,481,200	470,044
		1,554,030
Consumer Finance – 1.4%
American Express Co.	7,502,850	386,097
SLM Corp.	8,582,500	472,810
		858,907
Diversified Financial Services – 0.7%
Brookfield Asset Management, Inc. Class A	647,400	32,639
Chicago Mercantile Exchange Holdings, Inc. Class A	88,300	32,449
JPMorgan Chase & Co.	2,653,300	105,309
Moody’s Corp.	4,658,400	286,119
		456,516
Insurance – 8.8%
ACE Ltd.	1,834,600	98,041
Admiral Group PLC	6,180,300	48,411
AFLAC, Inc.	3,257,500	151,213
Allstate Corp.	8,491,900	459,157
American Equity Investment Life Holding Co.	389,900	5,088
American International Group, Inc.	8,640,826	589,564
Assurant, Inc.	3,054,150	132,825
Assured Guaranty Ltd.	233,900	5,939
Axis Capital Holdings Ltd.	4,448,800	139,158
Berkshire Hathaway, Inc. Class A (a)	14,420	1,277,900
Endurance Specialty Holdings Ltd.	381,000	13,659
Everest Re Group Ltd. (e)	3,708,120	372,110
Fidelity National Financial, Inc.	466,200	17,151
Genworth Financial, Inc. Class A (non-vtg.)	1,039,100	35,932
HCC Insurance Holdings, Inc.	533,200	15,825
Loews Corp.	1,276,400	121,067
Markel Corp. (a)	63,550	20,149
Mercury General Corp.	862,500	50,215
MetLife, Inc.	6,124,400	300,096
MetLife, Inc. unit	3,244,100	89,375
Millea Holdings, Inc.	468	8,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Montpelier Re Holdings Ltd.	1,567,600	$29,628
PartnerRe Ltd.	665,500	43,703
Progressive Corp.	1,845,200	215,482
Prudential Financial, Inc.	3,165,200	231,661
RenaissanceRe Holdings Ltd.	716,110	31,588
RLI Corp.	619,500	30,894
StanCorp Financial Group, Inc.	948,800	47,393
The Chubb Corp.	2,325,700	227,105
The St. Paul Travelers Companies, Inc.	3,637,600	162,492
W.R. Berkley Corp.	3,432,200	163,441
White Mountains Insurance Group Ltd.	190,250	106,264
Willis Group Holdings Ltd.	780,100	28,817
		5,269,401
Real Estate 0.7%
CB Richard Ellis Group, Inc. Class A (a)	2,690,100	158,312
CBL & Associates Properties, Inc.	1,514,894	59,853
Equity Office Properties Trust	36,400	1,104
Equity Residential (SBI)	960,400	37,571
General Growth Properties, Inc.	502,400	23,608
Global Signal, Inc.	547,100	23,613
Mitsui Fudosan Co. Ltd.	1,768,000	35,913
Vornado Realty Trust	1,020,900	85,215
		425,189
Thrifts & Mortgage Finance – 0.9%
Golden West Financial Corp., Delaware	7,877,080	519,887
Hudson City Bancorp, Inc.	1,000,000	12,120
		532,007

TOTAL FINANCIALS		9,978,473

HEALTH CARE – 14.1%
Biotechnology – 4.3%
Actelion Ltd. (Reg.) (a)	254,145	21,024
Amgen, Inc. (a)	1,322,100	104,261
Amylin Pharmaceuticals, Inc. (a)	140,600	5,613
Anadys Pharmaceuticals, Inc. (a)(e)	1,697,600	14,939
Arena Pharmaceuticals, Inc. (a)(e)	2,415,922	34,354
Biogen Idec, Inc. (a)	86,700	3,930
BioMarin Pharmaceutical, Inc. (a)	237,116	2,556

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Celgene Corp. (a)	1,655,300	$107,263
Cephalon, Inc. (a)	98,300	6,364
Exelixis, Inc. (a)	1,052,000	9,910
Genentech, Inc. (a)	18,466,800	1,708,179
Genmab AS (a)	234,000	5,013
Genzyme Corp. (a)	1,109,900	78,559
Gilead Sciences, Inc. (a)	4,097,000	215,625
ICOS Corp. (a)	533,200	14,732
Idenix Pharmaceuticals, Inc. (a)	1,482,000	25,357
MannKind Corp. (a)(d)	2,118,528	23,854
MannKind Corp. warrants 8/3/10 (a)(h)	304,338	1,566
Medarex, Inc. (a)	2,415,000	33,448
MedImmune, Inc. (a)	941,500	32,971
Myogen, Inc. (a)	389,876	11,759
Neurocrine Biosciences, Inc. (a)	88,600	5,558
Protein Design Labs, Inc. (a)	310,900	8,836
Seattle Genetics, Inc. (a)(e)	2,477,300	11,693
Tanox, Inc. (a)	764,817	12,520
Techne Corp. (a)	535,221	30,053
Theravance, Inc. (a)	412,300	9,285
United Therapeutics Corp. (a)	109,300	7,555
ViaCell, Inc.	689,400	3,874
		2,550,651
Health Care Equipment & Supplies – 3.7%
Alcon, Inc.	2,332,500	302,292
Aspect Medical Systems, Inc. (a)	247,460	8,500
C.R. Bard, Inc.	1,591,200	104,892
China Medical Technologies, Inc. sponsored ADR (d)	1,022,900	32,579
Conceptus, Inc. (a)	1,251,186	15,790
DENTSPLY International, Inc. (e)	4,163,837	223,556
Foxhollow Technologies, Inc. (a)(d)(e)	1,758,500	52,386
Gen-Probe, Inc. (a)	1,993,600	97,268
Hospira, Inc. (a)	797,800	34,130
IDEXX Laboratories, Inc. (a)	97,980	7,053
Intuitive Surgical, Inc. (a)(e)	2,369,822	277,909
Kyphon, Inc. (a)(e)	2,478,100	101,181
LifeCell Corp. (a)	409,200	7,803
Medtronic, Inc.	2,645,500	152,301
Mentor Corp.	386,400	17,805

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
NeuroMetrix, Inc. (a)	312,000	$8,511
NMT Medical, Inc. (a)	591,152	9,458
Nobel Biocare Holding AG (Switzerland)	174,607	38,403
NuVasive, Inc. (a)	737,063	13,341
ResMed, Inc. (a)	871,400	33,383
Respironics, Inc. (a)	234,300	8,686
Somanetics Corp. (a)	203,750	6,520
St. Jude Medical, Inc. (a)	9,992,700	501,634
Syneron Medical Ltd. (a)	604,400	19,190
Thermo Electron Corp. (a)	3,061,000	92,228
Varian Medical Systems, Inc. (a)	669,900	33,723
Viasys Healthcare, Inc. (a)	507,100	13,032
		2,213,554
Health Care Providers & Services – 3.8%
Aetna, Inc.	8,504,360	802,046
American Healthways, Inc. (a)	245,089	11,090
Caremark Rx, Inc. (a)	1,678,000	86,904
Cerner Corp. (a)	208,400	18,946
Chemed Corp. New	156,000	7,750
Health Net, Inc. (a)	1,254,500	64,669
Merge Technologies, Inc. (a)(e)	1,436,247	35,964
Patterson Companies, Inc. (a)(e)	10,593,020	353,807
UnitedHealth Group, Inc.	10,988,540	682,828
VCA Antech, Inc. (a)	783,969	22,108
WebMD Health Corp. Class A	101,200	2,940
WellPoint, Inc. (a)	2,592,600	206,864
		2,295,916
Pharmaceuticals – 2.3%
Allergan, Inc.	207,400	22,391
Forest Laboratories, Inc. (a)	130,600	5,313
IVAX Corp. (a)	1,754,600	54,972
Johnson & Johnson	336,950	20,251
Kos Pharmaceuticals, Inc. (a)	628,100	32,492
New River Pharmaceuticals, Inc. (a)	95,400	4,949
Novartis AG sponsored ADR	3,676,800	192,958
Novo Nordisk AS Series B	26,266	1,478
Roche Holding AG (participation certificate)	5,101,730	766,036
Salix Pharmaceuticals Ltd. (a)	572,400	10,063
Sanofi-Aventis sponsored ADR	1,231,200	54,050

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	6,356,600	$132,535
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,445,000	105,159
		1,402,647

TOTAL HEALTH CARE		8,462,768

INDUSTRIALS – 7.8%
Aerospace & Defense – 0.7%
L 3 Communications Holdings, Inc.	475,900	35,383
Lockheed Martin Corp.	4,396,595	279,755
Precision Castparts Corp.	1,383,528	71,681
United Technologies Corp.	809,900	45,282
		432,101
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc. (e)	9,246,000	342,379
United Parcel Service, Inc. Class B	608,700	45,744
UTI Worldwide, Inc.	285,000	26,459
		414,582
Airlines – 0.6%
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	1,501,800	42,366
JetBlue Airways Corp. (a)	427,950	6,582
Republic Airways Holdings, Inc. (a)(e)	2,259,912	34,351
Ryanair Holdings PLC sponsored ADR (a)	4,688,106	262,487
Southwest Airlines Co.	522,900	8,591
US Airways Group, Inc. (a)	823,700	30,592
		384,969
Commercial Services & Supplies – 0.5%
Advisory Board Co. (a)	194,398	9,267
Aramark Corp. Class B	2,687,600	74,662
Corporate Executive Board Co.	314,800	28,238
Equifax, Inc.	649,200	24,683
Monster Worldwide, Inc. (a)	643,800	26,280
PHH Corp. (a)	466,930	13,083
Resources Connection, Inc. (a)(e)	2,667,764	69,522
Robert Half International, Inc.	2,208,849	83,693
		329,428

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	1,981,666	$134,496
URS Corp. (a)	900,500	33,868
		168,364
Electrical Equipment – 0.6%
Cooper Industries Ltd. Class A	3,314,600	241,966
Energy Conversion Devices, Inc. (a)(d)	941,700	38,374
Motech Industries, Inc.	3,256,972	44,846
NEOMAX Co. Ltd.	716,000	23,562
Roper Industries, Inc.	445,500	17,602
SolarWorld AG	69,500	9,297
Ultralife Batteries, Inc. (a)(e)	1,068,280	12,819
		388,466
Industrial Conglomerates – 1.1%
3M Co.	7,195,080	557,619
Hutchison Whampoa Ltd.	8,028,000	76,463
Raven Industries, Inc.	26,100	753
		634,835
Machinery – 2.5%
A.S.V., Inc. (a)	1,132,800	28,297
Bucyrus International, Inc. Class A	848,400	44,711
Caterpillar, Inc.	3,500,500	202,224
Cummins, Inc.	1,205,000	108,125
Danaher Corp.	10,209,840	569,505
IDEX Corp.	1,472,400	60,530
Joy Global, Inc.	4,451,950	178,078
PACCAR, Inc.	3,926,057	271,801
Volvo AB sponsored ADR	462,400	21,770
		1,485,041
Marine – 0.0%
American Commercial Lines, Inc.	226,200	6,852
Road & Rail 0.6%
Canadian National Railway Co.	1,897,000	151,982
Heartland Express, Inc.	1,584,563	32,151
Knight Transportation, Inc.	1,939,426	40,204
Landstar System, Inc.	2,607,452	108,835
		333,172

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,052,576	$80,440
Mitsui & Co. Ltd.	4,741,000	60,919
		141,359

TOTAL INDUSTRIALS		4,719,169

INFORMATION TECHNOLOGY – 17.6%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)	3,659,273	97,300
Corning, Inc. (a)	2,656,100	52,219
CSR PLC (a)	2,612,473	42,097
ECI Telecom Ltd. (a)	2,421,500	18,137
F5 Networks, Inc. (a)	555,160	31,750
Foxconn International Holdings Ltd.	12,467,000	20,340
Harris Corp.	1,817,100	78,153
Ixia (a)	1,268,700	18,751
JDS Uniphase Corp. (a)	2,123,500	5,011
Motorola, Inc.	11,825,462	267,137
Nokia Corp. sponsored ADR	1,067,700	19,539
Nortel Networks Corp. (a)	8,227,000	25,175
QUALCOMM, Inc.	6,711,300	289,123
Sycamore Networks, Inc. (a)	1,205,000	5,206
		969,938
Computers & Peripherals – 2.6%
Apple Computer, Inc. (a)	12,169,037	874,832
EMC Corp. (a)	3,074,200	41,871
Hewlett-Packard Co.	15,684,600	449,050
Logitech International SA sponsored ADR (a)	1,126,200	52,672
Network Appliance, Inc. (a)	2,178,300	58,814
SanDisk Corp. (a)	1,043,049	65,524
Seagate Technology	539,600	10,787
		1,553,550
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	1,227,300	40,857
Amphenol Corp. Class A	1,738,330	76,938
Cogent, Inc. (a)	478,760	10,858
FLIR Systems, Inc. (a)(d)	2,854,551	63,742
Hon Hai Precision Industry Co. Ltd. (Foxconn)	28,951,238	158,750
Hoya Corp.	468,600	16,851

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Mettler-Toledo International, Inc. (a)	823,700	$45,468
National Instruments Corp.	786,577	25,210
Nidec Corp.	66,400	5,649
		444,323
Internet Software & Services – 5.4%
Akamai Technologies, Inc. (a)	5,839,979	116,391
Google, Inc. Class A (sub. vtg.) (a)	4,993,280	2,071,507
iVillage, Inc. (a)(e)	3,964,398	31,794
Websense, Inc. (a)	398,008	26,125
WebSideStory, Inc. (a)	850,421	15,418
Yahoo!, Inc. (a)	24,561,434	962,317
		3,223,552
IT Services – 1.6%
Accenture Ltd. Class A	2,161,400	62,400
Anteon International Corp. (a)	1,387,600	75,416
Ceridian Corp. (a)	522,400	12,982
CheckFree Corp. (a)	1,214,298	55,736
Cognizant Technology Solutions Corp. Class A (a)	3,099,241	156,047
First Data Corp.	1,044,800	44,937
Fiserv, Inc. (a)	757,800	32,790
Global Payments, Inc.	1,867,900	87,063
Heartland Payment Systems, Inc.	57,800	1,252
Infosys Technologies Ltd. sponsored ADR	2,422,200	195,859
MoneyGram International, Inc.	513,100	13,382
MPS Group, Inc. (a)	545,900	7,462
Paychex, Inc.	1,704,600	64,979
SRA International, Inc. Class A (a)(e)	3,726,200	113,798
VeriFone Holdings, Inc.	2,368,000	59,910
Wright Express Corp.	627,800	13,812
		997,825
Semiconductors & Semiconductor Equipment – 3.9%
Advanced Analogic Technologies, Inc.	595,800	8,252
ATI Technologies, Inc. (a)	666,200	11,346
Broadcom Corp. Class A (a)	3,075,700	145,019
Freescale Semiconductor, Inc. Class A (a)	203,600	5,129
Hittite Microwave Corp.	180,621	4,180
Lam Research Corp. (a)	786,800	28,073
Marvell Technology Group Ltd. (a)(e)	19,573,300	1,097,866
MathStar, Inc.	304,900	1,744

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
MediaTek, Inc.	836,000	$9,856
Monolithic Power Systems, Inc. (a)	1,053,330	15,789
National Semiconductor Corp.	1,702,200	44,223
NVIDIA Corp. (a)	2,454,000	89,718
Powertech Technology, Inc.	5,166,000	16,996
Samsung Electronics Co. Ltd.	1,278,224	836,079
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	779,800	5,412
SiRF Technology Holdings, Inc. (a)	1,158,218	34,515
		2,354,197
Software 1.8%
Activision, Inc. (a)	4,304,817	59,148
Adobe Systems, Inc.	5,399,020	199,548
Altiris, Inc. (a)(e)	2,623,874	44,317
Autodesk, Inc. (a)	2,961,314	127,188
Blackboard, Inc. (a)	563,000	16,316
Citrix Systems, Inc. (a)	731,211	21,044
FileNET Corp. (a)	1,872,641	48,408
Intuit, Inc. (a)	2,116,190	112,793
JAMDAT Mobile, Inc. (a)	242,994	6,459
McAfee, Inc. (a)	2,848,500	77,280
NAVTEQ Corp. (a)	2,687,200	117,887
NDS Group PLC sponsored ADR (a)	274,400	11,292
Quality Systems, Inc.	354,557	27,216
Red Hat, Inc. (a)	958,026	26,097
Salesforce.com, Inc. (a)	2,718,900	87,141
SAP AG sponsored ADR	1,291,600	58,212
Symantec Corp. (a)	1,079,648	18,894
THQ, Inc. (a)	404,700	9,652
		1,068,892

TOTAL INFORMATION TECHNOLOGY		10,612,277

MATERIALS 7.6%
Chemicals – 1.2%
Agrium, Inc.	1,499,700	33,050
Bayer AG	2,067,900	86,356
Celanese Corp. Class A	2,807,200	53,674
Chemtura Corp.	1,714,387	21,773
Ecolab, Inc.	5,786,600	209,880
Monsanto Co.	117,000	9,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Chemicals – continued
Nalco Holding Co. (a)	2,067,200	$36,610
Praxair, Inc.	4,676,100	247,646
		698,060
Construction Materials 0.2%
Eagle Materials, Inc. (e)	536,000	65,585
Florida Rock Industries, Inc.	138,900	6,814
Lafarge SA (Bearer)	63,200	5,686
Rinker Group Ltd.	5,302,988	63,991
		142,076
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	2,089,905	40,816
Owens Illinois, Inc. (a)	3,719,440	78,257
		119,073
Metals & Mining – 6.0%
Aber Diamond Corp.	850,800	31,447
Agnico-Eagle Mines Ltd.	1,051,500	20,821
Anglo American PLC ADR (d)	6,990,625	243,134
Bema Gold Corp. (a)	15,722,600	45,577
BHP Billiton Ltd. sponsored ADR	12,502,930	417,848
Companhia Vale do Rio Doce sponsored ADR	3,798,800	156,283
Compania de Minas Buenaventura SA sponsored ADR	1,050,100	29,718
Compass Minerals International, Inc.	1,490,600	36,579
Eldorado Gold Corp. (a)	9,022,400	44,159
Falconbridge Ltd.	1,023,100	30,362
First Quantum Minerals Ltd.	2,075,200	66,493
Freeport-McMoRan Copper & Gold, Inc. Class B	1,811,808	97,475
Gabriel Resources Ltd. (a)	5,435,500	13,278
Gerdau SA sponsored ADR	3,357,250	55,999
Glamis Gold Ltd. (a)(e)	9,573,400	263,267
Goldcorp, Inc.	15,032,778	334,909
IPSCO, Inc.	2,162,400	179,885
Ivanhoe Mines Ltd. (a)	5,873,300	42,185
Lihir Gold Ltd. (a)	13,295,252	21,261
Meridian Gold, Inc. (a)	742,700	16,278
New Gold, Inc. (a)	746,500	5,009
Newcrest Mining Ltd.	2,197,600	39,173
Newmont Mining Corp.	11,407,849	609,179
Nucor Corp.	904,600	60,355

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Phelps Dodge Corp.	511,100	$73,532
POSCO sponsored ADR (d)	2,408,500	119,245
Rio Tinto PLC (Reg.)	8,843,637	404,132
Shore Gold, Inc. (a)	1,154,700	7,628
Southern Copper Corp.	376,200	25,198
Teck Cominco Ltd. Class B (sub. vtg.)	2,022,000	107,922
United States Steel Corp.	81,600	3,923
Xstrata PLC	1,149,300	26,909
		3,629,163

TOTAL MATERIALS		4,588,372

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.1%
NeuStar, Inc. Class A	337,000	10,275
PT Telkomunikasi Indonesia Tbk sponsored ADR	194,900	4,650
Telkom SA Ltd.	374,300	7,971
		22,896
Wireless Telecommunication Services – 3.2%
ALLTEL Corp.	145,340	9,171
America Movil SA de CV Series L sponsored ADR	27,710,500	810,809
American Tower Corp. Class A (a)	4,472,245	121,198
China Mobile (Hong Kong) Ltd. sponsored ADR	2,015,400	48,450
Investcom LLC GDR	625,500	8,788
Leap Wireless International, Inc. (a)	303,200	11,485
MTN Group Ltd.	780,000	7,661
Nextel Partners, Inc. Class A (a)	9,147,300	255,576
NII Holdings, Inc. (a)(e)	8,951,494	391,001
Rogers Communications, Inc. Class B (non-vtg.)	1,203,700	50,941
Sprint Nextel Corp.	7,728,110	180,529
Turkcell Iletisim Hizmet AS sponsored ADR	293,100	4,502
Vimpel Communications sponsored ADR (a)	901,000	39,851
		1,939,962

TOTAL TELECOMMUNICATION SERVICES		1,962,858

UTILITIES – 0.3%
Electric Utilities – 0.0%
Exelon Corp.	333,300	17,712

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Gas Utilities 0.2%
Questar Corp.	476,800	$36,094
Southern Union Co.	2,642,030	62,431
		98,525
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	2,437,200	38,581
NRG Energy, Inc. (a)	142,200	6,700
TXU Corp.	189,016	9,487
		54,768
Water Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) sponsored ADR	467,500	7,887

TOTAL UTILITIES		178,892

TOTAL COMMON STOCKS
(Cost $37,637,201)		54,204,931

Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
Porsche AG (non-vtg.)	19,170	13,775
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,174)		13,775

Nonconvertible Bonds 0.0%
	Principal
	Amount (000s)

INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125% 12/15/12	$6,000	6,465
TOTAL NONCONVERTIBLE BONDS
(Cost $6,450)		6,465

U.S. Treasury Obligations 0.2%

U.S. Treasury Notes 4.25% 8/15/14
(Cost $105,536)	104,300	103,159

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Floating Rate Loans 0.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Charter Communications Operating LLC Tranche B, term
loan 7.5% 4/7/11 (g)	$7,751	$7,771
TOTAL FLOATING RATE LOANS
(Cost $7,629)		7,771
Money Market Funds 10.6%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	5,950,093,191	5,950,093
Fidelity Securities Lending Cash Central Fund,
4.35% (b)(c)	389,825,525	389,826
TOTAL MONEY MARKET FUNDS
(Cost $6,339,919)		6,339,919
TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $44,110,909)		60,676,020

NET OTHER ASSETS – (0.9)%		(533,292)
NET ASSETS 100%		$60,142,728

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $41,411,000 or
0.1% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $42,800,000
or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
MannKind Corp.
warrants 8/3/10	8/3/05	$8
The Weinstein Co.
Holdings, LLC
Class A 1	10/19/05	41,234

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income received
Fund	(Amounts in thousands)
Fidelity Cash Central Fund	$162,584
Fidelity Securities Lending Cash Central Fund	10,870
Total	$173,454

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Advanced
Neuromodulation
Systems, Inc.	$61,398	$24,655	$121,024	$—	$—
African Platinum PLC	21,399	—	11,071
Altiris, Inc.	92,964	—	—	—	44,317
Anadys
Pharmaceuticals, Inc.	—	18,386	148	—	14,939
Anteon International
Corp.	79,115	—	21,064	—	—
Arena Pharmaceuticals,
Inc.	—	26,621	—	—	34,354
Avon Products, Inc.	1,000,161	22,854	412,653	14,248	—
Blackrock Ventures, Inc.	20,314	50,439	—	—	89,853
C.H. Robinson
Worldwide, Inc.	226,177	54,242	23,922	3,117	342,379
DENTSPLY
International, Inc.	309,113	21,097	91,772	1,284	223,556

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Ditech Communications
Corp.	$26,847	$—	$13,451	$—	$—
Eagle Materials, Inc.	30,499	21,186	6,619	599	65,585
Everest Re Group Ltd.	263,890	97,922	22,660	1,368	372,110
FLIR Systems, Inc.	191,026	5,689	77,560	—	—
Foxhollow
Technologies, Inc.	752	88,354	27,471	—	52,386
Glamis Gold Ltd.	144,251	49,126	17,266	—	263,267
Goldcorp, Inc.	195,510	35,928	18,547	7,100	—
Intuitive Surgical, Inc.	25,016	118,213	22,427	—	277,909
IPSCO, Inc.	124,062	46,945	66,578	1,012	—
iVillage, Inc.	—	29,596	—	—	31,794
Kyphon, Inc.	—	97,558	—	—	101,181
Marchex, Inc. Class B	—	28,934	21,762	—	—
Mariner Energy, Inc.	—	25,861	—	—	32,788
Marvell Technology
Group Ltd.	546,100	170,954	—	—	1,097,866
Merge Technologies,
Inc.	—	38,031	—	—	35,964
Montpelier Re Holdings
Ltd.	193,054	—	70,838	32,838	—
NII Holdings, Inc.	166,210	80,926	6,552	—	391,001
Panera Bread Co.
Class A	71,770	65,549	6,537	—	191,119
Patterson Companies,
Inc.	533,931	13,584	79,284	—	353,807
Premcor, Inc.	272,588	20,316	457,706	396	—
Red Robin Gourmet
Burgers, Inc.	61,039	9,078	60,840	—	—
Republic Airways
Holdings, Inc.	—	31,522	—	—	34,351
Resources Connection,
Inc.	55,012	16,587	—	—	69,522
Seattle Genetics, Inc.	16,177	—	—	—	11,693
Shuffle Master, Inc.	65,734	9,045	40,385	—	—
Sonic Solutions, Inc.	39,820	—	29,181	—	—
SRA International, Inc.
Class A	104,851	14,372	—	—	113,798
Station Casinos, Inc.	151,693	49,550	17,028	3,153	—
Ultralife Batteries, Inc.	20,778	—	—	—	12,819
USI Holdings Corp.	36,199	—	35,382	—	—
Wet Seal, Inc. Class A	—	19,509	—	—	18,089
Total	$5,147,450	$1,402,629	$1,779,728	$65,115	$4,276,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	74.6%
Canada	5.6%
Bermuda	3.7%
United Kingdom	3.0%
Switzerland	2.5%
Korea (South)	1.6%
Mexico	1.3%
Australia	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%) .	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		December 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $378,523) See accompanying schedule:
Unaffiliated issuers (cost $35,327,967)	$50,059,654
Affiliated Central Funds (cost $6,339,919)	6,339,919
Other affiliated issuers (cost $2,443,023)	4,276,447
Total Investments (cost $44,110,909)		$60,676,020
Cash		449
Receivable for investments sold		67,069
Receivable for fund shares sold		185,007
Dividends receivable		56,487
Interest receivable		22,751
Prepaid expenses		251
Other affiliated receivables		278
Other receivables		3,975
Total assets		61,012,287

Liabilities
Payable to custodian bank	$5,239
Payable for investments purchased	300,246
Payable for fund shares redeemed	126,146
Distributions payable	1,867
Accrued management fee	35,172
Other affiliated payables	9,630
Other payables and accrued expenses	1,433
Collateral on securities loaned, at value	389,826
Total liabilities		869,559

Net Assets		$60,142,728
Net Assets consist of:
Paid in capital		$42,396,477
Undistributed net investment income		14,566
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		1,166,869
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		16,564,816
Net Assets, for 928,707 shares outstanding		$60,142,728
Net Asset Value, offering price and redemption price per
share ($60,142,728 ÷ 928,707 shares)		$64.76

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Operations
Amounts in thousands	Year ended December 31, 2005

Investment Income
Dividends (including $65,115 received from other
affiliated issuers)		$475,578
Interest		30,656
Income from affiliated Central Funds		173,454
Total income		679,688

Expenses
Management fee
Basic fee	$289,649
Performance adjustment	70,920
Transfer agent fees	90,849
Accounting and security lending fees	2,449
Independent trustees’ compensation	220
Appreciation in deferred trustee compensation account	127
Custodian fees and expenses	3,025
Registration fees	1,507
Audit	364
Legal	330
Interest	1
Miscellaneous	668
Total expenses before reductions	460,109
Expense reductions	(12,879)	447,230

Net investment income (loss)		232,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $26)	3,257,443
Other affiliated issuers	551,423
Foreign currency transactions	(104)
Total net realized gain (loss)		3,808,762
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $234)	3,905,910
Assets and liabilities in foreign currencies	(239)
Total change in net unrealized appreciation
(depreciation)		3,905,671
Net gain (loss)		7,714,433
Net increase (decrease) in net assets resulting from
operations		$7,946,891

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,458	$32,371
Net realized gain (loss)	3,808,762	1,370,693
Change in net unrealized appreciation (depreciation) .	3,905,671	4,248,703
Net increase (decrease) in net assets resulting
from operations	7,946,891	5,651,767
Distributions to shareholders from net investment income .	(209,102)	(34,673)
Distributions to shareholders from net realized gain	(880,727)	—
Total distributions	(1,089,829)	(34,673)
Share transactions
Proceeds from sales of shares	14,203,241	7,814,682
Reinvestment of distributions	1,065,991	33,913
Cost of shares redeemed	(6,460,467)	(4,921,518)
Net increase (decrease) in net assets resulting from
share transactions	8,808,765	2,927,077
Total increase (decrease) in net assets	15,665,827	8,544,171

Net Assets
Beginning of period	44,476,901	35,932,730
End of period (including undistributed net investment
income of $14,566 and distributions in excess of net
investment income of $7,648, respectively)	$60,142,728	$44,476,901

Other Information
Shares
Sold	236,315	150,977
Issued in reinvestment of distributions	16,305	616
Redeemed	(107,831)	(95,759)
Net increase (decrease)	144,789	55,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 56.74	$ 49.35	$ 38.60	$ 42.77	$ 49.18
Income from Investment
Operations
Net investment income (loss)C	27.04		—E	.06	.21
Net realized and unrealized
gain (loss)	8.95	7.40	10.79	(4.18)	(6.40)
Total from investment operations	9.22	7.44	10.79	(4.12)	(6.19)
Distributions from net investment
income	(.23)	(.05)	(.04)	(.05)	(.22)
Distributions from net realized
gain	(.97)	—	—	—	—
Total distributions	(1.20)	(.05)	(.04)	(.05)	(.22)
Net asset value, end of period	$ 64.76	$ 56.74	$ 49.35	$ 38.60	$ 42.77
Total ReturnA,B	16.23%	15.07%	27.95%	(9.63)%	(12.59)%
Ratios to Average Net AssetsD
Expenses before reductions	91%	.94%	1.00%	1.03%	.96%
Expenses net of fee waivers, if
any	91%	.94%	1.00%	1.03%	.96%
Expenses net of all reductions	88%	.92%	.98%	.99%	.91%
Net investment income (loss)	46%	.08%	.01%	.14%	.49%
Supplemental Data
Net assets, end of period (in
millions)	$60,143	$44,477	$35,933	$27,586	$32,159
Portfolio turnover rate	60%	64%	67%	80%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the former sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended December 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is autho rized to issue an unlimited number of shares. The trust is registered under the Invest ment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair

Annual Report

34

1. Significant Accounting Policies continued
Security Valuation continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

35 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Deferred Trustee Compensation continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$16,910,729
Unrealized depreciation	(426,382)
Net unrealized appreciation (depreciation)	16,484,347
Undistributed ordinary income	87,710
Undistributed long term capital gain	1,123,482

Cost for federal income tax purposes	$44,191,673

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Ordinary Income	$217,056	$34,673
Long term Capital Gains	872,773	—
Total	$1,089,829	$34,673

Annual Report

36

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $33,332,311 and $26,487,523, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Management Fee continued

subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .71% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $749 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

38

6. Security Lending continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $10,870.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,920. The weighted average interest rate was 3.50% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,726 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $30 and $1,123, respectively.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

39 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Contrafund’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant esti mates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 7, 2006

Annual Report

40

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Contrafund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Pre viously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari ous financial and management positions including Chief Financial Offi cer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Annual Report

42

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous sen ior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

43 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

44

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

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46

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Contrafund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

William Danoff (45)

Year of Election or Appointment: 1998

Vice President of Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio man ager. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML offi cer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Contrafund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc.

(1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

48

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Schiavone also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

50

Distributions

The Board of Trustees of Fidelity Contrafund voted to pay on February 6, 2006, to shareholders of record at the opening of business on February 3, 2006, a distribution of $1.28 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December, 31 2005, $1,996,254,786, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

51 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.*
	# of	% of
	Votes	Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker
Non Votes .	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000

Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000

Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000

Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000

Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000

William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000

Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000

Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000

Annual Report 52

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000

Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000

* Denotes trust-wide proposals and voting results.

53 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

54

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

55 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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56

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board also stated that the relative investment perfor mance of the fund has compared favorably to its benchmark over time.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Annual Report

58

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

59 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

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60

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

61 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 62

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

63 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CON-UANN-0206 1.787729.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor New Insights Fund and Fidelity Contrafund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Advisor New Insights Fund	$45,000	$29,000
Fidelity Contrafund	$251,000	$150,000
All funds in the Fidelity Group of Funds audited by PwC	$12,300,000	$10,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Advisor New Insights Fund	$0	$0
Fidelity Contrafund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Advisor New Insights Fund	$2,400	$2,100
Fidelity Contrafund	$3,400	$3,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Advisor New Insights Fund	$2,700	$1,500
Fidelity Contrafund	$42,700	$33,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$190,000	$490,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by PwC of $3,600,000A and $2,700,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$550,000
Non-Covered Services	$3,350,000	$2,150,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006